As filed with the Securities and Exchange Commission on September 30, 2014

1933 Act File No. _____________

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☒
PRE-EFFECTIVE AMENDMENT NO. ____ ☐
POST-EFFECTIVE AMENDMENT NO. ____ ☐

EATON VANCE SPECIAL INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.
It is proposed that this filing will go effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.
Title of Securities Being Registered: Shares of Beneficial Interest of Eaton Vance Large-Cap Growth Fund (to be renamed Eaton Vance Growth Fund effective October 31, 2014)

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.  Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 002-27962).

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents.

Cover Sheet

Part A

-

Proxy Statement/Prospectus

Part B

-

Statement of Additional Information

Part C

-

Other Information

Signature Page

Exhibit Index

Exhibits

EATON VANCE MULTI-CAP GROWTH FUND

Two International Place
Boston, Massachusetts 02110

November 25, 2014

Dear Shareholder:

We cordially invite you to attend a Special Meeting of Shareholders of Eaton Vance Multi-Cap Growth Fund (“Multi-Cap Growth Fund”), a series of Eaton Vance Growth Trust (the “Growth Trust”), on January 22, 2015 to consider a proposal to approve an Agreement and Plan of Reorganization to convert shares of the Class A shares, Class C shares and Class I shares of Multi-Cap Growth Fund into corresponding shares of Eaton Vance Growth Fund (formerly Eaton Vance Large-Cap Growth Fund) (the “Growth Fund”), a series of Eaton Vance Special Investment Trust (the “Special Investment Trust”) (collectively, the “Trusts”), and Class B shares of Multi-Cap Growth Fund into Class A shares of Growth Fund (the “Reorganization).  The investment objective of Multi-Cap Growth Fund is to achieve capital growth and investment income is a secondary consideration and the investment objective of Growth Fund is to seek total return.  Multi-Cap Growth Fund invests directly in securities and Growth Fund invests all of its assets in Growth Portfolio (formerly Large-Cap Growth Portfolio), a separate registered investment company with the same investment objective and policies as Growth Fund.  The enclosed combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) describes the Reorganization in detail.  We ask you to read the enclosed information carefully and to submit your vote promptly.

After consideration and recommendation by Eaton Vance Management, the Board of Trustees has determined that it is in the best interests of the Multi-Cap Growth Fund and the Growth Fund if the Multi-Cap Growth Fund is merged into the Growth Fund.  As shareholders of Multi-Cap Growth Fund, you can be expected to benefit from the Reorganization because you would become shareholders of a larger fund with a lower expense ratio that continues to provide exposure to a diversified portfolio of equity securities.

We realize that most shareholders will not be able to attend the meeting and vote their shares in person.  However, the Multi-Cap Growth Fund does need your vote.  You can vote by mail, by telephone or over the Internet, as explained in the enclosed material.  If you later decide to attend the meeting, you may revoke your proxy by a signed writing filed with the Multi-Cap Growth Fund’s Secretary, by executing and delivering a later dated proxy, or by attending the meeting and voting your shares in person.  By voting promptly, you can help the Multi-Cap Growth Fund avoid the expense of additional mailings.

If you would like additional information concerning this proposal, please call one of our service representatives at 1-800-262-1122 Monday through Friday 8:30 a.m. to 5:30 p.m. (Eastern Time).  Your participation in this vote is extremely important.

Sincerely,

Payson F. Swaffield

President

Eaton Vance Growth Trust

YOUR VOTE IS IMPORTANT – PLEASE VOTE PROMPTLY.

SHAREHOLDERS ARE URGED TO SIGN AND MAIL THE ENCLOSED PROXY IN THE ENCLOSED POSTAGE PREPAID ENVELOPE OR VOTE BY TELEPHONE, OR OVER THE INTERNET BY FOLLOWING THE ENCLOSED INSTRUCTIONS.  YOUR VOTE IS IMPORTANT WHETHER YOU OWN A FEW SHARES OR MANY SHARES.

EATON VANCE MULTI-CAP GROWTH FUND

Two International Place
Boston, Massachusetts 02110

Notice of Special Meeting of Shareholders
To Be Held January 22, 2015

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on Thursday, January 22, 2015:  The Notice of Special Meeting of Shareholders, Proxy Statement, Proxy Card and Shareholder Reports are available on the Eaton Vance website at www.eatonvance.com, by selecting “Individual Investors” followed by “Investor Resources” and then “Open-End Funds”.

A Special Meeting of Shareholders of Eaton Vance Multi-Cap Growth Fund (the “Multi-Cap Growth Fund”) will be held at the principal office of the Multi-Cap Growth Fund, Two International Place, Boston, Massachusetts 02110, on Thursday, January 22, 2015 at ____ p.m. (Eastern Time), for the following purposes:

1.

To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the “Plan”) to convert shares of the Multi-Cap Growth Fund into shares of Eaton Vance Growth Fund (formerly Eaton Vance Large-Cap Growth Fund) (the “Growth Fund”).  The Plan provides for the transfer of all of the assets and liabilities of the Class A shares, Class C shares and Class I shares of Multi-Cap Growth Fund in exchange for the corresponding shares of the Growth Fund and Class B shares of Multi-Cap Growth Fund in exchange for Class A shares of Growth Fund; and

2.

To consider and act upon any other matters which may properly come before the meeting and any adjourned or postponed session thereof.

The meeting is called pursuant to the By-Laws of Eaton Vance Growth Trust (the “Trust”).  The Board of Trustees of the Trust has fixed the close of business on November 10, 2014 as the record date for the determination of the shareholders of the Multi-Cap Growth Fund entitled to notice of, and to vote at, the meeting and any adjournments or postponements thereof.  The Proxy Statement and accompanying material, or a Notice of Internet Availability of Proxy Materials, are being mailed to shareholders on or about November 25, 2014.

By Order of the Board of Trustees,

Maureen A. Gemma

Secretary

Eaton Vance Growth Trust

November 25, 2014

Boston, Massachusetts

IMPORTANT

Shareholders can help the Board of Trustees of the Multi-Cap Growth Fund avoid the necessity and additional expense of further solicitations, which may be necessary to obtain a quorum, by promptly returning the enclosed proxy or voting by telephone or over the Internet.  The enclosed addressed envelope requires no postage if mailed in the United States and is included for your convenience.

2

PROXY STATEMENT/PROSPECTUS

Acquisition of the Assets of

EATON VANCE MULTI-CAP GROWTH FUND

By and In Exchange for Shares of

EATON VANCE GROWTH FUND

Two International Place

Boston, Massachusetts 02110

November 25, 2014

We are sending you this combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) in connection with the Special Meeting of Shareholders (the “Special Meeting”) of Eaton Vance Multi-Cap Growth Fund (the “Multi-Cap Growth Fund”), a series of Eaton Vance Growth Trust, a Massachusetts business trust registered as an open-end management investment company (the “Growth Trust”) to be held on January 22, 2015 (the “Meeting Date”) at ____ p.m. (Eastern Time), at Two International Place, Boston, MA  02110.  This document is both the Proxy Statement of the Multi-Cap Growth Fund and a Prospectus of Eaton Vance Growth Fund (formerly Eaton Vance Large-Cap Growth Fund) (the “Growth Fund”), a series of Eaton Vance Special Investment Trust (the “Special Investment Trust”) (collectively, the “Trusts”).  The Multi-Cap Growth Fund and the Growth Fund hereinafter are sometimes referred to as a “Fund” or collectively as the “Funds.”  A proxy card is enclosed with the foregoing Notice of a Special Meeting of Shareholders for the benefit of shareholders who wish to vote, but do not expect to be present at the Special Meeting.  Shareholders also may vote by telephone or over the Internet.  The proxy is solicited on behalf of the Board of Trustees of Growth Trust (the “Board” or “Trustees”).

This Proxy Statement/Prospectus relates to the proposed reorganization of Class A shares, Class C shares and Class I shares of the Multi-Cap Growth Fund into the corresponding class of shares of the Growth Fund, and Class B shares of Multi-Cap Growth Fund into Class A shares of the Growth Fund (the “Reorganization”).  The Agreement and Plan of Reorganization (the “Plan”) is attached as Appendix A and provides for the transfer of all of the assets and liabilities of the Multi-Cap Growth Fund to the Growth Fund in exchange for shares of the Growth Fund.  Following the transfer, Growth Fund shares will be distributed to shareholders of the Multi-Cap Growth Fund and Multi-Cap Growth Fund will be terminated.  As a result, each shareholder of the Multi-Cap Growth Fund will receive Growth Fund shares equal in value to the value of such shareholder’s Multi-Cap Growth Fund shares, calculated as of the close of regular trading on the New York Stock Exchange on the Closing Date (as defined herein).

Each proxy will be voted in accordance with its instructions.  If no instruction is given, an executed proxy will authorize the persons named as proxies, or any of them, to vote in favor of each matter.  A written proxy is revocable by the person giving it prior to exercise by a signed writing filed with Multi-Cap Growth Fund’s proxy tabulator [Tabulator Name], [Address], or by executing and delivering a later dated proxy, or by attending the meeting and voting the shares in person.  If you attend the meeting in person, please be prepared to present photo identification.  Proxies voted by telephone or over the Internet may be revoked at any time in the same manner that proxies voted by mail may be revoked.  This Proxy Statement/Prospectus is initially being mailed to shareholders on or about November 25, 2014.  Supplementary solicitations may be made by mail, telephone, facsimile or electronic means.

The Trustees have fixed the close of business on November 10, 2014 as the record date (“Record Date”) for the determination of the shareholders entitled to notice of and to vote at the meeting and any adjournments or postponements thereof.  Shareholders at the close of business on the Record Date will be entitled to one vote for each share of the Multi-Cap Growth Fund held.  The number of shares of beneficial interest of each class of the Multi-Cap Growth Fund outstanding and the persons who held of record more than five percent of the outstanding shares of the Multi-Cap Growth Fund as of the Record Date, along with such information for the combined fund as if the Reorganization was consummated on the Record Date, are set forth in Appendix C.

This Proxy Statement/Prospectus sets forth concisely the information that you should know when considering the Reorganization.  You should read and retain this Proxy Statement/Prospectus for future reference.  This Proxy Statement/Prospectus is accompanied by the Prospectus of Growth Fund dated May 1, 2014, as revised July 1, 2014, and as supplemented (the “Growth Fund Prospectus”), which is incorporated by reference herein.  A Statement of Additional Information dated May 1, 2014, as revised July 1, 2014, and as supplemented that relates to this Proxy Statement/Prospectus and contains additional information about the Growth Fund is on file with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Proxy Statement/Prospectus.

The Prospectus (the “Multi-Cap Growth Fund Prospectus”) and the Statement of Additional Information (the “Multi-Cap Growth Fund SAI”) of the Multi-Cap Growth Fund each dated January 1, 2014 and the Statement of Additional Information of the Growth Fund dated May 1, 2014, as revised July 1, 2014 as supplemented (the “Growth Fund SAI”) are on file with the SEC and are incorporated by reference into this Proxy Statement/Prospectus.

The Annual Reports to Shareholders for Multi-Cap Growth Fund and Growth Fund dated August 31, [2014] and December 31, 2013, respectively, and the semi-annual reports to shareholders dated February 28, 2014 and June 30, 2014, respectively, have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus.

To ask questions about this Proxy Statement/Prospectus, please call our toll-free number at 1-800-262-1122 Monday through Friday 8:30 am to 5:30 p.m. (Eastern Time).

Upon request, copies of each of the documents incorporated by reference referred to above are available upon oral or written request and without charge.  To obtain a copy, write to the Funds, c/o Eaton Vance Management, Two International Place, Boston, MA 02110, Attn:  Proxy Coordinator – Mutual Fund Services, or call 1-800-262-1122 Monday through Friday 8:30 a.m. to 5:30 p.m. (Eastern Time).  The foregoing documents may be obtained on the Internet at www.eatonvance.com.  In addition, the SEC maintains a website at www.sec.gov that contains the documents described above and other information about the Multi-Cap Growth Fund and the Growth Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ii

TABLE OF CONTENTS

Page

SUMMARY	1
FUND EXPENSES	2
REASONS FOR THE REORGANIZATION	4
INFORMATION ABOUT THE REORGANIZATION	7
HOW DO THE BUSINESS, INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND POLICIES OF THE MULTI-CAP GROWTH FUND COMPARE TO THAT OF THE GROWTH FUND?	11
PRINCIPAL RISK FACTORS	12
COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS	12
INFORMATION ABOUT THE FUNDS	13
VOTING INFORMATION	13
DISSENTERS RIGHTS	15
MULTI-CAP GROWTH FUND FINANCIAL HIGHLIGHTS	16
GROWTH FUND FINANCIAL HIGHLIGHTS	18
EXPERTS	20
APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1
APPENDIX B: MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	B-1
APPENDIX C: OUTSTANDING SHARES AND 5% HOLDERS	C-1

iii

SUMMARY

The following is a summary of certain information contained in or incorporated by reference in this Proxy Statement/Prospectus.  This summary is not intended to be a complete statement of all material features of the proposed Reorganization and is qualified in its entirety by reference to the full text of this Proxy Statement/ Prospectus, the Plan and the other documents referred to herein.

Proposed Transaction.  The Trustees of Growth Trust have approved the Plan, which provides for the transfer of all of the assets of the Multi-Cap Growth Fund to the Growth Fund in exchange for the issuance of Growth Fund shares and the assumption of all of the Multi-Cap Growth Fund’s liabilities by the Growth Fund at a closing to be held as soon as practicable following approval of the Reorganization by shareholders of the Multi-Cap Growth Fund at the Special Meeting, or any adjournments or postponements thereof, and the satisfaction of all the other conditions to the Reorganization (the “Closing”).  The Plan is attached hereto as Appendix A.  The value of each shareholder’s account with the corresponding class of the Growth Fund immediately after the Reorganization (or Class A shares in the case of Class B shareholders of Multi-Cap Growth Fund) will be the same as the value of such shareholder’s account with the Multi-Cap Growth Fund immediately prior to the Reorganization.  Following the transfer, Growth Fund shares will be distributed to shareholders of the Multi-Cap Growth Fund and the Multi-Cap Growth Fund will be terminated.  As a result of the Reorganization, each shareholder of the Multi-Cap Growth Fund will receive full and fractional Growth Fund shares equal in value at the close of regular trading on the New York Stock Exchange on the Closing date to the value of such shareholder’s shares of the Multi-Cap Growth Fund.  At or prior to the Closing, the Multi-Cap Growth Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income, its net tax-exempt interest income, and all of its net capital gains, if any, realized for the taxable year ending at the Closing.  The Trustees, including the Trustees who are not “interested persons” of Growth Trust and Special Investment Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (“Independent Trustees”), have determined that the interests of existing shareholders of each Fund will not be diluted as a result of the transaction contemplated by the Reorganization and that the Reorganization is in the best interests of shareholders of the Multi-Cap Growth Fund and the Growth Fund.  The Board of Trustees of Special Investment Trust (including the Independent Trustees of Special Investment Trust) has also approved the Plan on behalf of Growth Fund.

Background for the Proposed Transaction. The Board of Trustees of Growth Trust considered a number of factors, including the proposed terms of the Reorganization.  The Trustees considered that, among other things, combining the Funds would produce additional economies of scale and reduce the expense ratio for the Multi-Cap Growth Fund’s shareholders, and the Reorganization would be tax-free for federal income tax purposes.  Moreover, the Trustees considered that shareholders of Multi-Cap Growth Fund would benefit from a larger fund with substantially similar investment objectives and policies and which invests in similar securities.

The Board of Trustees of Growth Trust believes that the proposed Reorganization is in the best interests of the Multi-Cap Growth Fund and has recommended that the Multi-Cap Growth Fund’s shareholders vote for the Reorganization.

Objectives, Restrictions and Policies.  The Multi-Cap Growth Fund and Growth Fund have substantially similar investment objectives and policies, with the exception of Growth Fund’s requirement to invest primarily in companies with a specific market capitalization.  In addition, there are no material differences between the Fund’s fundamental and non-fundamental investment restrictions.

Growth Fund is a “feeder” fund investing in its own “master” fund.  In a master-feeder structure, the feeder fund invests all or substantially all of its assets in a single master fund, which directly owns a portfolio of securities.  The master fund in which Growth Fund invests is sometimes referred to herein as its “Portfolio.”

Fund Fees, Expenses and Services.  Growth Fund (total net assets of approximately $150 million as of June 30, 2014) is of similar size to Multi-Cap Growth Fund (total net assets of approximately $159 million as of June 30, 2014).  As described below, Growth Fund has a lower total expense ratio than Multi-Cap Growth Fund.  As the result of the Reorganization, the Multi-Cap Growth Fund’s shareholders are expected to benefit from the Growth Fund’s lower expense ratio.

Multi-Cap Growth Fund offers Classes A, B, C and I shares, while Growth Fund offers Classes A, C, I and R shares.  As a result of the Reorganization, shareholders of Class A shares, Class C and Class I shares of Multi-Cap Growth Fund would receive shares of the corresponding class of the Growth Fund, and Class B shares of Multi-Cap Growth Fund would receive shares of Class A shares of the Growth Fund.  The privileges and services associated with Class A, Class C and Class I shares of each Fund are identical.  Class B shares of Multi-Cap Growth Fund differ in that they are subject to a 1.00% distribution and service fee and a contingent deferred sales charge (“CDSC”) (while Class A shares of each Fund have a front-end sales charge and are subject to a 0.25% distribution and service fee).  Class B shares of Multi-Cap Growth Fund have a conversion feature, whereby they convert to the lower cost Class A shares eight years after their initial purchase.  Former Class B shareholders of the Multi-Cap Growth Fund receiving Class A shares of the Growth Fund as a result of the Reorganization will have any remaining CDSC waived, but such shareholders will be subject to a Class A front-end sales charge for any additional purchases of Class A shares of Growth Fund, unless such purchases qualify for an exception.  It is beneficial to Class B shareholders of Multi-Cap Growth Fund to be exchanged into the lower cost Class A shares of Growth Fund.

Distribution Arrangements.  Shares of each Fund are sold on a continuous basis by Eaton Vance Distributors, Inc. (“EVD”), the Funds’ principal underwriter.  Class A shares of each Fund are sold at net asset value per share plus a sales charge; Class B of Multi-Cap Growth Fund and Class C shares of each Fund are sold at net asset value subject to a CDSC.  Class A shares of each Fund pay a distribution and service fees of 0.25% of average daily net assets annually. Class B shares of Multi-Cap Growth Fund are subject to distribution and service fees equal to 1.00% annually of average daily net assets.  Class C shares of each Fund pay distribution and service fees equal to 1.00% of average daily net assets annually.  As a result of the Reorganization, shareholders of Class A shares, Class C shares and Class I shares of Multi-Cap Growth Fund would receive shares of the corresponding class of the Growth Fund, and Class B shares of Multi-Cap Growth Fund would receive shares of Class A shares of the Growth Fund.

Redemption Procedures and Exchange Privileges.  The Multi-Cap Growth Fund and the Growth Fund offer the same redemption features pursuant to which proceeds of a redemption are remitted by wire or check after receipt of proper documents including signature guarantees, if required.  The respective classes of each Fund have the same exchange privileges.

Tax Consequences.  The Multi-Cap Growth Fund expects to obtain an opinion of counsel that the Reorganization will be tax-free for federal income tax purposes.  As such, the Multi-Cap Growth Fund’s shareholders will not recognize a taxable gain or loss on the receipt of shares of the Growth Fund in liquidation of their interest in Multi-Cap Growth Fund.  Their tax basis in Growth Fund shares received in the Reorganization will be the same as their tax basis in the Multi-Cap Growth Fund shares, and the tax holding period will be the same.  Furthermore, it is not anticipated that the Reorganization will have a material impact on the utilization of any of the capital loss carryforwards of Multi-Cap Growth Fund.  As of June 30, 2014, Growth Fund did not have any capital loss carryforwards.

FUND EXPENSES

Expenses shown are those for the year ended August 31, 2014 and on a pro forma basis giving effect to the Reorganization as of such date.

Fund Fees and Expenses

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C	Class I	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment*

	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (before Expense Reimbursement)	Expense Reimbursement**	Total Annual Fund Operating Expenses (after Expense Reimbursement)
Multi-Cap Growth Fund
Class A	0.63%	0.25%	0.31%	1.19%	—	1.19%
Class B	0.63%	1.00%	0.31%	1.94%	—	1.94%
Class C	0.63%	1.00%	0.31%	1.94%	—	1.94%
Class I	0.63%	n/a	0.31%	0.94%	—	0.94%

Growth Fund
Class A	0.65%	0.25%	0.27%	1.17%	0.12%	1.05%
Class C	0.65%	1.00%	0.27%	1.92%	0.12%	1.80%
Class I	0.65%	n/a	0.27%	0.92%	0.12%	0.80%
Class R	0.65%	0.50%	0.27%	1.42%	0.12%	1.30%

	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (excluding Interest Expense)	Expense Reimbursement	Total Annual Fund Operating Expenses (including Interest Expense)
Pro Forma Combined Fund
Class A	0.65%	0.25%	0.24%	1.14%	0.09%	1.05%
Class C	0.65%	1.00%	0.24%	1.89%	0.09%	1.80%
Class I	0.65%	n/a	0.24%	0.89%	0.09%	0.80%
Class R	0.65%	0.50%	0.24%	1.39%	0.09%	1.30%

*For Growth Fund, expenses in the tables above and the Example below reflect the expenses of Growth Fund and Growth Portfolio.  The Management Fees for Growth Fund have been restated to reflect the elimination of the Administrative Fee as if it was in effect for the entire one-year period.

**The adviser has agreed to reimburse Growth Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.05% for Class A shares, 1.80% for Class C shares, 0.80% for Class I shares and 1.30% for Class R shares.  This expense reimbursement will continue through April 30, 2016.  Any amendment to or termination of this reimbursement would require  approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as:  brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the adviser during the Fund’s current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Multi-Cap Growth Fund
Class A	$689	$931	$1,192	$1,935
Class B	$697	$1,009	$1,247	$2,070
Class C	$297	$609	$1,047	$2,264
Class I	$96	$300	$520	$1,155

Growth Fund
Class A	$676	$914	$1,171	$1,904
Class C	$283	$591	$1,026	$2,234
Class I	$82	$281	$498	$1,120
Class R	$132	$438	$765	$1,692

Pro Forma Combined Fund
Class A	$676	$908	$1,158	$1,874
Class C	$283	$585	$1,013	$2,204
Class I	$82	$275	$484	$1,088
Class R	$132	$431	$752	$1,661

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Multi-Cap Growth Fund
Class A	$689	$931	$1,192	$1,935
Class B	$197	$609	$1,047	$2,070
Class C	$197	$609	$1,047	$2,264
Class I	$96	$300	$520	$1,155

Growth Fund
Class A	$676	$914	$1,171	$1,904
Class C	$183	$591	$1,026	$2,234
Class I	$82	$281	$498	$1,120
Class R	$132	$438	$765	$1,692

Pro Forma Combined Fund
Class A	$676	$908	$1,158	$1,874
Class C	$183	$585	$1,013	$2,204
Class I	$82	$275	$484	$1,088
Class R	$132	$431	$752	$1,661

REASONS FOR THE REORGANIZATION

The Reorganization was proposed to the Board of Trustees of the Growth Trust.  In reaching the decision to recommend that the shareholders of the Multi-Cap Growth Fund vote to approve the Reorganization, the Trustees considered a number of factors, including factors identified by Eaton Vance Management (“EVM”) in connection with its recommendation that the Trustees approve the Reorganization. The Trustees, including the Independent Trustees, concluded that the Reorganization would be in the best interests of Multi-Cap Growth Fund and that the interests of existing shareholders would not be diluted as a consequence thereof.  The factors considered by the Trustees include the following:

•

Objectives, Restrictions and Policies.  The Multi-Cap Growth Fund and Growth Fund have similar investment objectives and policies and each Fund is a diversified fund.  One distinction in their investment policies is that the Growth Fund through its investment in Growth Portfolio invest primarily in large-cap companies, defined as companies with a market capitalization equal to or greater than the median capitalization of companies included in the Russell 1000 Growth Index (“Growth Policy”).  Multi-Cap Growth Fund is required to invest primarily in common stocks of U.S. growth companies.  Each Fund may invest up to 25% of its total assets in foreign securities located in developed or emerging market countries.

•

Effect on Class Structure and Services.  Multi-Cap Growth Fund offers Class A, Class B, Class C and Class I shares, while Growth Fund offers Class A, Class C, Class I and Class R shares.  As a result of the Reorganization, shareholders of Class A, Class C and Class I shares of Multi-Cap Growth Fund would receive Class A, Class C and Class I shares of Growth Fund, and Class B shares of Multi-Cap Growth Fund would receive Class A shares of Growth Fund.  The privileges and services associated with Class A, Class C and Class I shares of each Fund are identical.  Class B shares of Multi-Cap Growth Fund differ from Class A shares in that they are subject to 1.00% distribution and service fees and also to a contingent deferred sales charge (while Class A shares of each Fund have a front-end sales charge and a 0.25% distribution and service fee). Class B shares of Multi-Cap Growth Fund have a conversion feature, whereby they convert to the lower cost Class A shares eight years after their initial purchase.  Former Class B shareholders of the Multi-Cap Growth Fund will not be subject to a CDSC upon the redemption of the Class A shares nor will they pay a front-end sales charge on the Class A shares they receive as a result of the Reorganization, but will have to pay a front-end sales charge on any additional purchases of Class A shares of the Growth Fund (as described above in “Distribution Arrangements”).  It is beneficial to Class B shareholders of Multi-Cap Growth Fund to be exchanged into the lower cost Class A shares of Growth Fund.

•

Effect on Fund Fees, Expenses and Services.  Growth Fund is similar in size and has a lower total expense ratio than Multi-Cap Growth Fund.  As of August 31, 2014, the fees and expenses of Class A shares of Multi-Cap Growth Fund and Growth Fund, and the pro forma fees and expenses assuming Multi-Cap Growth Fund merged into Growth Fund on that date, are as follows:

	Multi-Cap Growth Fund	Growth Fund	Pro Forma
Advisory Fee	0.63%	0.65%	0.65%
12b-1 Fee	0.25%	0.25%	0.25%
Total Expenses(1)	1.19%	1.05%(1)	1.05%(1)

(1)

The adviser has agreed to reimburse Growth Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.05% for Class A shares, 1.80% for Class C shares, 0.80% for Class I shares and 1.30% for Class R shares.  This expense reimbursement will continue through April 30, 2016.  Any amendment to or termination of this reimbursement would require written approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as:  brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed during a fiscal year may be recouped by the adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

On a pro forma basis assuming the consummation of the Reorganization on August 31, 2014, the total fund expenses payable by former Multi-Cap Growth Fund shareholders would decrease by approximately 0.14% after the Reorganization.

•

Effect on Fund Fees and Expenses.  The advisory fee rate for Growth Portfolio is 0.65% annually of average daily net assets up to $500 million, and at reduced rates on net assets of $500 million and above. The advisory fee rate for Multi-Cap Growth Fund is 0.625% annually of average daily net assets up to and including $300 million and at reduced rates thereafter.  EVM does not receive a fee for serving as administrator of Multi-Cap Growth Fund.  Effective August 10, 2014, EVM agreed to permanently waive the 0.15% annual administrative fee payable by Growth Fund under its Administrative Services Agreement with Growth Fund.1

EVM has also increased its expense reimbursement for Growth Fund.  Effective July 10, 2014, EVM agreed to reimburse Growth Fund expenses in excess of 1.05% for Class A shares (with corresponding reimbursements for other shares classes). This expense reimbursement will continue through April 30, 2016 and will be subject to the terms of the expense reimbursement agreement between EVM and the Eaton Vance funds.

•

Costs of the Reorganization.  Multi-Cap Growth Fund will bear the costs of the Reorganization, including printing, mailing and solicitation costs.  These costs are estimated at approximately $135,000.

•

Tax Consequences.  Multi-Cap Growth Fund expects to receive an opinion of counsel that the Reorganization will be tax-free for federal income tax purposes.  As such, Multi-Cap Growth Fund shareholders would not recognize a taxable gain or loss on the receipt of shares of Growth Fund in liquidation of their shares of Multi-Cap Growth Fund.  Each Multi-Cap Growth Fund shareholder’s tax basis in Growth Fund shares received in the Reorganization would be the same as such shareholder’s tax basis in Multi-Cap Growth Fund shares, and the tax holding period would be the same.  Growth Fund’s tax basis for the assets received in the Reorganization would be the same as Multi-Cap Growth Fund’s basis immediately before the Reorganization, and Growth Fund’s tax holding period for those assets would include the Multi-Cap Growth Fund’s holding period. Furthermore, it is not anticipated that the Reorganization will have a material impact on the utilization of any of the capital loss carryforwards of

1

Such waiver has been memorialized in an amendment to the Amended and Restated Administrative Services Agreement for Eaton Vance Special Investment Trust.

Multi-Cap Growth Fund.  As of June 30, 2014, Growth Fund did not have any capital loss carryforwards. Shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances.  For more information, see “Information About the Reorganization – Federal Income Tax Consequences.”

•

Relative Performance.  Growth Fund outperformed Multi-Cap Growth Fund for the one-year, three-year, five-year and ten-year periods ended June 30, 2014.

•

Economies of Scale and Other Potential Benefits.  After the Reorganization, the combined fund will offer economies of scale that may lead to lower per share expenses for shareholders.  Such economies may be realized with respect to printing fees, costs for legal, auditing, custodial and administrative services, and miscellaneous fees.

•

No Dilution.  After the Reorganization, each former shareholder of the Multi-Cap Growth Fund will own shares of Growth Fund equal to the aggregate value of his or her shares of the Multi-Cap Growth Fund immediately prior to the Reorganization.  Because shares of Growth Fund will be issued at the per share net asset value of the Fund in exchange for the assets of the Multi-Cap Growth Fund, that, net of the liabilities of the Multi-Cap Growth Fund assumed by Growth Fund, will equal the aggregate value of those shares, the net asset value per share of Growth Fund will be unchanged.  Thus, the Reorganization will not result in any dilution to shareholders.

•

Terms of the Plan.  The Trustees considered the terms and conditions of the Plan and the costs associated with the Reorganization, to be borne by the Multi-Cap Growth Fund.

•

Impact on Boston Management and Research (“BMR”) and EVM.  After the Reorganization, BMR will continue to serve as investment adviser to Growth Portfolio.  BMR and its affiliates will collect advisory and distribution and service fees on Multi-Cap Growth Fund assets acquired by Growth Fund pursuant to the Reorganization.  In the case of advisory fees, BMR would collect fees on the Multi-Cap Growth Fund assets at the incremental advisory fee rates applicable to the Portfolio, currently 0.65% annually.  Since Class B shares will be eliminated, EVD will not collect 0.75% in annual Class B distribution fees from Multi-Cap Growth Fund when such shares are converted to Class A shares of Fund.2  As discussed above, EVM has eliminated Growth Fund’s administrative fee and also increased the Growth Fund expense subsidy.  At current asset levels and assuming that the Reorganization does not result in redemptions from Multi-Cap Growth Fund shareholders, the Reorganization would result in a decrease of approximately $79,000 in net fee revenue annually to EVM and its affiliates.

•

Other Considerations. If the Reorganization is consummated, Growth Fund and the Portfolio will continue to be in compliance with the Growth Policy without taking any further action with respect to the Portfolio.  The portfolio managers expect that in the ordinary course of managing the Portfolio and in response to redemption activity, the Portfolio’s composition will change over time and some of the securities acquired from Multi-Cap Fund will be sold.  EVM does not believe that the transaction costs associated with these portfolio changes should be considered expenses of the Reorganization.

The Board of Trustees of Growth Trust believes that the proposed Reorganization is in the best interest of shareholders and recommends that the Multi-Cap Growth Fund’s shareholders vote for the Reorganization.

2

EVD receives a distribution and service fee of 0.25%, 1.00% and 1.00% annually of average daily net assets on Multi-Cap Growth Fund’s Class A, Class B and Class C shares, respectively and 0.25%, 1.00% and 0.50% on Growth Fund’s Class A, Class C and Class R shares, respectively.

INFORMATION ABOUT THE REORGANIZATION

At meetings held on June 9, 2014 and August 11, 2014, the Board of Trustees of each Trust approved the Plan in the form set forth as Appendix A to this Proxy Statement/Prospectus.  The summary of the Plan is not intended to be a complete statement of all material features of the Plan and is qualified in its entirety by reference to the full text of the Plan attached hereto as Appendix A.

Agreement and Plan of Reorganization.  The Plan provides that, at the Closing, Growth Trust shall transfer all of the assets of the Multi-Cap Growth Fund and assign all liabilities to Growth Fund, and Growth Fund shall acquire such assets and shall assume such liabilities upon delivery by Growth Fund to the Multi-Cap Growth Fund on the Closing date of Class A, Class C and Class I Growth Fund shares (including, if applicable, fractional shares).  Class B shares of Multi-Cap Growth Fund will receive Class A shares of Growth Fund.  The value of Class A, Class C and Class I shares issued to the  Multi-Cap Growth Fund by Growth Fund will be the same as the value of Class A, Class B, Class C and Class I shares that the Multi-Cap Growth Fund has outstanding on the Closing date.  The Growth Fund shares received by the Multi-Cap Growth Fund will be distributed to the Multi-Cap Growth Fund shareholders, and the Multi-Cap Growth Fund shareholders will receive Class A, Class C and Class I shares of the corresponding class of Growth Fund equal in value to those of the Multi-Cap Growth Fund held by such shareholder and Class B Multi-Cap Growth Fund shareholders will receive Class A shares of Growth Fund equal in value to the Class A shares of Multi-Cap Growth Fund held by such shareholder.

Growth Fund will assume all liabilities, expenses, costs, charges and reserves of the Multi-Cap Growth Fund on the Closing date.  At or prior to the Closing, the Multi-Cap Growth Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Multi-Cap Growth Fund’s shareholders all of the Multi-Cap Growth Fund’s investment company taxable income, net tax-exempt interest income, and net capital gain, if any, realized (after reduction for any available capital loss carryforwards) in all taxable years ending at or prior to the Closing.

At, or as soon as practicable after the Closing, the Multi-Cap Growth Fund shall liquidate and distribute pro rata to its shareholders of record as of the close of trading on the New York Stock Exchange on the Closing date the full and fractional Growth Fund Class A, Class C and Class I shares equal in value to the Multi-Cap Growth Fund’s shares exchanged.  Such liquidation and distribution will be accomplished by the establishment of shareholder accounts on the share records of Growth Fund in the name of each shareholder of the Multi-Cap Growth Fund, representing the respective pro rata number of full and fractional Growth Fund Class A, Class C and Class I shares due such shareholder.  All of Growth Fund’s future distributions attributable to the shares issued in the Reorganization will be paid to shareholders in cash or invested in additional shares of Growth Fund at the price in effect as described in the Growth Fund’s prospectus on the respective payment dates in accordance with instructions previously given by the shareholder to the Fund’s transfer agent.

The consummation of the Plan is subject to the conditions set forth therein.  Notwithstanding approval by shareholders of the Multi-Cap Growth Fund, the Plan may be terminated at any time prior to the consummation of the Reorganization without liability on the part of either party or its respective officers, trustees or shareholders, by either party on written notice to the other party if certain specified representations and warranties or conditions have not been performed or do not exist on or before [April 30, 2015].  The Plan may be amended by written agreement of its parties without approval of shareholders and a party may waive without shareholder approval any default by the other or any failure to satisfy any of the conditions to its obligations; provided, however, that following the Special Meeting, no such amendment or waiver may have the effect of changing the provision for determining the number of Growth Fund shares to be issued to the Multi-Cap Growth Fund’s shareholders to the detriment of such shareholders without their further approval.

Costs of the Reorganization.  The Multi-Cap Growth Fund will bear the costs of the Reorganization, including printing, mailing and solicitation costs.  The costs of the Reorganization are estimated at approximately $135,000.

Description of Growth Fund Shares.  Full and fractional Class A, Class C and Class I shares of Growth Fund will be distributed to the Multi-Cap Growth Fund’s shareholders in accordance with the procedures under the Plan as described above.  Each Growth Fund share will be fully paid, non-assessable when issued and transferable without restrictions and will have no preemptive or cumulative voting rights and have only such conversion or exchange rights as the Trustees may grant in their discretion.

Federal Income Tax Consequences.  It is expected that the Reorganization will qualify as a tax-free transaction under Section 368(a) of the Internal Revenue Code, which is expected to be confirmed by the legal opinion of Willkie Farr & Gallagher LLP at the Closing.  Accordingly, shareholders of the Multi-Cap Growth Fund will not recognize any capital gain or loss and the Multi-Cap Growth Fund’s assets and capital loss carryforwards should be transferred to Growth Fund without recognition of gain or loss.

It is possible, however, that the Reorganization may fail to satisfy all of the requirements necessary for tax-free treatment, in which event the transaction will nevertheless proceed on a taxable basis.  In this event, the Reorganization will result in the recognition of gain or loss to the Multi-Cap Growth Fund’s shareholders depending upon their tax basis (generally, the original purchase price) for their Multi-Cap Growth Fund shares, which includes the amounts paid for shares issued in reinvested distributions, and the net asset value of shares of Growth Fund received in the Reorganization.  Shareholders of the Multi-Cap Growth Fund would, in the event of a taxable transaction, receive a new tax basis in the shares they receive of Growth Fund (equal to their initial value) for calculation of gain or loss upon their ultimate disposition and would start a new holding period for such shares.

As a result of the Reorganization, the amount of Multi-Cap Growth Fund’s accumulated capital loss carryforwards (plus any net capital loss that the Multi-Cap Growth Fund sustains during its taxable year ending on the Closing and any net unrealized built-in loss it has on that date) that the Growth Find may use to offset capital gains it recognizes after the Reorganization may be subject to an annual limitation under Section 382 of the Internal Revenue Code.  The effect of this potential limitation will depend on the amount of losses in the Multi-Cap Growth Fund and the Growth Fund at the time of the Reorganization, as well as the amount of the post-Reorganization gains that are recognized.  Capital loss carryforwards are used to reduce the amount of realized capital gains that a fund is required to distribute to its shareholders in order to avoid paying taxes on undistributed capital gain.  However, it is not anticipated that the Reorganization will have a material impact on the utilization of any of the capital loss carryforwards of Multi-Cap Growth Fund.

Shareholders should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances.  Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders should also consult their tax advisers as to state and local tax consequences, if any.

Capitalization.  The following table (which is unaudited) sets forth the capitalization of Multi-Cap Growth Fund and Growth Fund as of August 31, 2014, and on a pro forma basis as of that date giving effect to the proposed acquisition of assets of the Multi-Cap Growth Fund at net asset value.

	Net Assets	Net Asset Value per Share	Shares Outstanding
Multi-Cap Growth Fund
Class A	$115,500,873	$12.22	9,449,519
Class B	5,375,935	11.52	466,573
Class C	19,873,991	11.51	1,727,347
Class I	21,450,379	12.29	1,745,530
Total	$162,201,178		13,388,970

Growth Fund
Class A	$87,365,874	$23.23	3,760,342
Class C	30,130,423	20.91	1,440,858
Class I	33,513,964	23.65	1,417,204
Class R	2,803,869	22.91	122,386
Total	$153,814,130		6,740,790

	Net Assets	Net Asset Value per Share	Shares Outstanding
Pro Forma Adjustment
Class A*	$5,275,329		(4,251,153)
Class B*	(5,375,935)		(466,573)
Class C*	(16,541)		(777,750)
Class I*	(17,853)		(839,214)
Total	$(135,000)		(6,334,690)

Pro Forma Combined After Reorganization
Class A	$208,142,077	$23.23	8,958,709
Class C	49,987,872	20.91	2,390,455
Class I	54,946,490	23.65	2,323,521
Class R	2,803,869	22.91	122,386
Total	$315,880,308		13,795,071

*  Multi-Cap Growth Fund will bear the expenses of the Reorganization including those as described in “How Will Proxies be Solicited and Tabulated?” below.

Performance Information.  The following bar charts and tables provide some indication of risks of investing in each Fund by showing how the Fund’s average annual returns over time compare with those of broad-based securities market indices.  The returns in the bar are for Class A shares of Multi-Cap Growth Fund and Class A shares of Growth Fund and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Each Fund’s performance reflects the effect of expense reductions for certain periods.  Absent these reductions, performance would have been lower for certain periods.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Multi-Cap Growth Fund –

For the ten years ended December 31, 2013, the highest quarterly total return for Class A was 23.36% for the quarter ended June 30, 2009 and the lowest quarterly return was    –33.13% for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2013 to June 30, 2014) was 2.88%.

Growth Fund –

For the ten years ended December 31, 2013, the highest quarterly total return for Class A was 14.94% for the quarter ended March 31, 2012, and the lowest quarterly return was –20.76% for the quarter ended December 31, 2008.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2013 to June 30, 2014) was 7.17%.

Multi-Cap Growth Fund
Average Annual Total Return as of December 31, 2013	One Year	Five Years	Ten Years
Class A Return Before Taxes	27.48%	18.13%	7.39%
Class A Return After Taxes on Distributions	27.48%	18.04%	6.94%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	15.55%	14.73%	5.96%
Class B Return Before Taxes	29.24%	18.47%	7.24%
Class C Return Before Taxes	33.16%	18.63%	7.23%
Class I Return Before Taxes	35.61%	19.62%	8.06%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	34.23%	20.55%	7.95%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.93%	7.40%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class I performance shown above for the period prior to July 18, 2012 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Growth Fund
Average Annual Total Return as of December 31, 2013	One Year	Five Years	Ten Years
Class A Return Before Taxes	27.57%	16.15%	6.90%
Class A Return After Taxes on Distributions	23.85%	15.44%	6.46%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	18.30%	13.04%	5.58%
Class C Return Before Taxes	33.27%	16.66%	6.73%
Class I Return Before Taxes	35.61%	17.84%	7.71%
Class R Return Before Taxes	34.94%	17.28%	7.42%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	33.48%	20.38%	7.82%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.   The Class I and Class R performance shown above for the periods prior to May 3, 2007 and August 3, 2009 (commencement of operations for such class, respectively), is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management’s Discussion of Fund Performance.  The total returns of Growth Fund and the factors that materially affected its performance during the most recent fiscal year are contained in its Annual Report dated December 31, 2013 and total returns are also contained in its Semi-Annual Report dated June 30, 2014, which are incorporated by reference into this Proxy Statement/Prospectus and relevant portions of which are attached hereto as Appendix B.

The performance of Multi-Cap Growth Fund is described under the caption “Management Discussion of Fund Performance” and “Performance” in the Annual Report of Multi-Cap Growth Fund for the year ended August 31,

[2014] and its Semi-Annual Report dated February 28, 2014 which were previously mailed to Multi-Cap Growth Fund shareholders and is incorporated by reference into this Proxy Statement/Prospectus.

HOW DO THE BUSINESS, INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND POLICIES OF THE MULTI-CAP GROWTH FUND COMPARE TO THAT OF THE GROWTH FUND?

Below is a summary comparing the business, investment objectives, principal investment strategies and policies of the Multi-Cap Growth Fund and the Growth Fund.  Each Fund’s current prospectus contains a detailed discussion of each Fund’s respective investment strategies and other investment policies.

	Multi-Cap Growth Fund	Growth Fund
Business	A diversified series of Growth Trust.	A diversified series of Special Investment Trust.
Master-Feeder Structure	Invests directly in securities.	Growth Fund seeks to meet its investment objective by investing in Growth Portfolio.
Investment Objective	Seeks to achieve capital growth. Investment income is a secondary consideration.	Seeks total return.
Large-Cap Policy	No Large-Cap Policy (invests primarily in common stocks of U.S. growth companies)

Invests primarily in large-cap companies.  The portfolio managers generally consider large-cap companies to be those companies with a market capitalization equal to or greater than the median capitalization of companies included in the Russell 1000 Growth Index.

Other Investment Policies and Restrictions

•

Can invest in companies of any size.

•

May invest up to 25% of its net assets in foreign securities including emerging markets.  May also invest to an unlimited extent in securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).

•

May invest up to 10% of assets in REITs.

•

Investment objective may not be changed without shareholder approval.

•

Large-cap companies defined as companies with a market capitalization equal to or greater than the median capitalization of companies included in the Russell 1000 Growth Index.

•

May invest up to 25% of its net assets in foreign securities including emerging markets.  May also invest to an unlimited extent in securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).

•

Growth Fund currently invests its assets in Growth Portfolio.

Buy/Sell Strategy

Multi-Cap Growth Fund invests primarily in common stocks of companies that are expected, over the long term, to have earnings growth that is faster than the growth of the U.S. economy and the U.S. stock market as a whole. Growth companies owned by the Fund may include both large and established market leaders, as well as smaller, less seasoned companies. The Fund may invest in dividend-paying stocks to achieve the secondary consideration of investment income. However, growth stocks typically do not pay dividends. The Fund’s ability to pay dividends depends on the yields available on common stocks and Fund (and class) expenses.

The portfolio managers seek to purchase stocks that are reasonably priced in relation to their fundamental value, and that the portfolio managers believe will grow in value over time.  In making investment decisions, the portfolio managers may utilize the information provided by, and the expertise of, the investment adviser’s research staff.  Management of the Fund involves consideration of numerous factors (such as potential for price appreciation, risk/return, the mix of securities held by the Fund and, secondarily, long-term dividend prospects).  The sell process combines bottom-up and top-down considerations.  The portfolio managers will normally consider selling securities when they reach the adviser’s price target, other securities are identified to displace a current holding, or fundamentals deteriorate and the original investment case is no longer valid.  A top-down assessment of an industry or the economy can also influence sell decisions at times.

Growth Fund employs a “growth at a reasonable price” investing style, seeking to acquire growing companies that the portfolio managers believe are reasonably priced in relation to their fundamental value.  The portfolio managers may seek to capitalize on market volatility and the actions of short-term investors.  Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term.  Investment decisions are made primarily on the basis of fundamental research.  The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions.  In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of the company’s net value.  The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, a stock’s price falls below its acquisition cost, management fails to execute its strategy or to pursue more attractive investment options.  The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

Investment Adviser	Boston Management and Research (“BMR”), Two International Place, Boston, MA 02110.	BMR is the investment adviser of Growth Portfolio.
Administrator	Eaton Vance	Eaton Vance
Portfolio Manager(s)	Lewis R. Piantedosi ▪ Vice President of BMR ▪ Portfolio manager of the Fund since 2013 Yana S. Barton ▪ Vice President of BMR ▪ Portfolio manager of the Fund since 2013	Lewis R. Piantedosi ▪ Vice President of BMR ▪ Portfolio manager of the Portfolio since 2002 Yana S. Barton ▪ Vice President of BMR ▪ Portfolio manager of the Fund since 2009
Distributor	Eaton Vance Distributors, Inc.	Eaton Vance Distributors, Inc.

PRINCIPAL RISK FACTORS

Generally.  As discussed above, the Funds have substantially similar investment objectives and policies and, as such, are subject to substantially similar types of risks.  See “Investment Objective & Principal Policies and Risks” in the Growth Fund Prospectus for a description of the principal risks of investing in the Fund.

Principal Differences between the Multi-Cap Growth Fund and Growth Fund.  Although Multi-Cap Growth Fund and the Growth Fund both invest in equity securities, Growth Fund invests primarily in large-cap companies, which are defined as companies with a market capitalization equal to or greater than the median capitalization of companies included in the Russell 1000 Growth Index.  As of June 30, 2014, the median market capitalization of companies in the Russell 1000 Index was approximately $8.7 billion.  Multi-Cap Growth Fund invests primarily in common stocks of U.S. growth companies.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

General.  Multi-Cap Growth Fund is a series of Growth Trust and Growth Fund is a series of Special Investment Trust.  Each Trust is a Massachusetts business trust governed by a Declaration of Trust dated May 25, 1989 for Growth Trust and an Amended and Restated Declaration of Trust dated September 27, 1993 for Special Investment Trust, each as amended from time to time, and by applicable Massachusetts law.

Shareholder Liability.  Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust, including its other series.  However, each Declaration of Trust disclaims shareholder liability for acts or obligations of the trust and other series of the trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the trust or the trustees.  Indemnification out of the trust property for all losses and expenses of any shareholder held personally liable by virtue of his or her status as such for the obligations of the trust is provided for in each Declaration of Trust and By-Laws.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be remote because it is limited to circumstances in which the respective disclaimers are inoperative and the series would be unable to meet their respective obligations.

Copies of the Declaration of Trust may be obtained from each Trust upon written request at its principal office or from the Secretary of the Commonwealth of Massachusetts.

INFORMATION ABOUT THE FUNDS

Information about Growth Fund is included in the current Growth Fund Prospectus, a copy of which is included herewith and incorporated by reference herein.  Additional information about Growth Fund is included in the Growth Fund SAI, which has been filed with the SEC and is incorporated by reference herein.  Information concerning the operation and management of the Multi-Cap Growth Fund is incorporated herein by reference from the Multi-Cap Growth Fund Prospectus and Multi-Cap Growth Fund SAI.  Copies may be obtained without charge on Eaton Vance’s website at www.eatonvance.com, by writing Eaton Vance Distributors, Inc., Two International Place, Boston, MA 02110 or by calling 1-800-262-1122 Monday through Friday 8:30 a.m. to 5:30 p.m. (Eastern Time).

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

The Trusts, on behalf of the Funds, are currently subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file proxy material, reports and other information with the SEC.  These reports can be inspected and copied at the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, as well as at the following regional offices: New York Regional Office, 3 World Financial Center, Suite 400, New York, NY 10281-1022; and Chicago Regional Office, 175

W. Jackson Boulevard, Suite 900, Chicago, IL 60604.  Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549 at prescribed rates.

Householding:  One Proxy Statement/Prospectus may be delivered to multiple shareholders at the same address unless you request otherwise.  You may request that we do not household proxy statements and/or obtain additional copies of the Proxy Statement/Prospectus by calling 1-800-262-1122 Monday through Friday 8:30 a.m. to 5:30 p.m. (Eastern Time) or writing to Eaton Vance Management, ATTN:  Proxy Coordinator – Mutual Fund Services, Two International Place, Boston, Massachusetts 02110.

VOTING INFORMATION

What is the Vote Required to Approve the Proposal?

The affirmative vote of the holders of a majority of Multi-Cap Growth Fund’s outstanding shares, as defined in the 1940 Act, is required to approve the Plan.  Such “majority” vote is the vote of the holders of the lesser of (a) 67% or more of the shares of Multi-Cap Growth Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) 50% of the outstanding shares of Multi-Cap Growth Fund.  Class A, Class B, Class C and Class I shareholders of Multi-Cap Growth Fund will vote together as a single group.  Approval of the Plan by Multi-Cap Growth Fund shareholders is a condition of the consummation of the Reorganization.

How Do I Vote in Person?

If you do attend the Special Meeting and wish to vote in person, we will provide you with a ballot prior to the vote.  However, if your shares are held in the name of your broker, bank or other nominee, you must bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote.  Please call the Multi-Cap Growth Fund at 1-800-262-1122 Monday through Friday 8:30 a.m. to 5:30 p.m. (Eastern Time) if you plan to attend the Special Meeting.  If you plan to attend the Special Meeting in person, please be prepared to present photo identification.

How Do I Vote By Proxy?

Whether you plan to attend the Special Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided, or vote by telephone or over the Internet as explained on the proxy card.  Returning the proxy card will not affect your right to attend the Special Meeting and vote.

If you properly fill in and sign your proxy card and send it to us in time to vote at the Special Meeting, your “proxy” (the individual named on your proxy card) will vote your shares as you have directed.  If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” the proposal and in accordance with management’s recommendation on other matters.

If you authorize a proxy, you may revoke it at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Multi-Cap Growth Fund before the Special Meeting that you have revoked your proxy; such notice must be in writing and sent to the Secretary of the Multi-Cap Growth Fund at the address set forth on the cover page of this Proxy Statement/Prospectus.  In addition, although merely attending the Special Meeting will not revoke your proxy, if you are present at the Special Meeting you may withdraw your proxy and vote in person.  Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

How Will Proxies be Solicited and Tabulated?

The expense of preparing, printing and mailing this Proxy Statement/Prospectus and enclosures and the costs of soliciting proxies on behalf of the Multi-Cap Growth Fund’s Board of Trustees will be borne by the Multi-Cap Growth Fund.  Proxies will be solicited by mail and may be solicited in person or by telephone, facsimile or other electronic means by officers of the Multi-Cap Growth Fund, by personnel of Eaton Vance, by the Multi-Cap Growth Fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc., by broker-dealer firms or by a professional solicitation organization.  The Multi-Cap Growth Fund has retained [____________] to assist in the solicitation of proxies, for which the Multi-Cap Growth Fund will pay an estimated fee of approximately $[_________], including out-of-pocket expenses.  The expenses connected with the solicitation of this proxy and with any further proxies which may be solicited by the Multi-Cap Growth Fund’s officers, by Eaton Vance personnel, by the transfer agent, by broker-dealer firms or by [_______________], in person, or by telephone, by telegraph, by facsimile or other electronic means will be borne by the Multi-Cap Growth Fund.  A written proxy may be delivered to the Multi-Cap Growth Fund or its transfer agent prior to the meeting by facsimile machine, graphic communication equipment or other electronic transmission.  The Multi-Cap Growth Fund will reimburse banks, broker-dealer firms, and other persons holding shares registered in their names or in the names of their nominees, for their expenses incurred in sending proxy material to and obtaining proxies from the beneficial owners of such shares.  Total estimated costs of the Reorganization are approximately $135,000.

Shareholders also may choose to give their proxy votes by telephone rather than return their proxy cards.  Please see the proxy card for details.  The Multi-Cap Growth Fund may arrange for Eaton Vance, its affiliates or agents to contact shareholders who have not returned their proxy cards and offer to have votes recorded by telephone.  If the Multi-Cap Growth Fund records votes by telephone, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded.  If the enclosed proxy card is executed and returned, or a telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the Multi-Cap Growth Fund, by the execution of a later-dated proxy card, by the Multi-Cap Growth Fund’s receipt of a subsequent valid telephonic vote, or by attending the meeting and voting in person.

All proxy cards solicited by the Board that are properly executed and telephone votes that are properly delivered and received by the Secretary prior to the meeting, and which are not revoked, will be voted at the meeting.  Shares represented by such proxies will be voted in accordance with the instructions thereon.  If no specification is made on the proxy card, it will be voted FOR the matters specified on the proxy card.  Abstentions and broker non-votes (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have discretionary power) will be treated as shares that are present at the meeting, but which have not been voted.  Accordingly, abstentions and broker non-votes will assist the Multi-Cap Growth Fund in obtaining a quorum, but may have the effect of a “No” vote on the proposal.

How is a Quorum Determined and What Happens if There is an Adjournment?

What constitutes a quorum for purposes of conducting a valid shareholder meeting, such as the Special Meeting, is set forth in the Trust’s By-Laws.  Under the By-Laws of the Trust, there must be present, in person or by proxy, the holders of one-third (1/3) of the then issued and outstanding shares of the Trust which is necessary to establish a quorum.

If a quorum is not present at the Special Meeting, the persons named as proxies in the enclosed proxy card may propose to adjourn the meeting to permit further solicitation of proxies in favor of the proposal.  A meeting, including the Special Meeting, may be adjourned one or more times.  Each such adjournment requires the affirmative vote of the holders of a majority of Multi-Cap Growth Fund’s shares that are present at the meeting, in person or by proxy.  The persons named as proxies will vote in favor of or against, or will abstain with respect to, adjournment in the same proportions they are authorized to vote for or against, or to abstain with respect to, the proposal.

THE TRUSTEES OF THE TRUST, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMEND APPROVAL OF THE PLAN OF REORGANIZATION.

DISSENTERS RIGHTS

Neither the Declaration of Trust nor Massachusetts law grants the shareholders of the Multi-Cap Growth Fund any rights in the nature of dissenters rights of appraisal with respect to any action upon which such shareholders may be entitled to vote; however, the normal right of mutual fund shareholders to redeem their shares (subject to any applicable contingent deferred sales charges) is not affected by the proposed Reorganization.

MULTI-CAP GROWTH FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund’s financial performance for the periods indicated.  Certain information in the table reflects the financial results for a single Fund share.  The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value).  This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, except for the six months ended February 28, 2014, which is unaudited.  The report of Deloitte & Touche LLP and the Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available on request.

	Six Months Ended February 28,				Year Ended August 31,
	2014 (Unaudited)				2013				2012
	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I(12)
Net asset value - Beginning of period	$9.860	$9.360	$9.350	$9.890	$8.650	$8.280	$8.270	$8.660	$7.540	$7.280	$7.260	$8.300
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.026)	$(0.063)	$(0.063)	$(0.012)	$(0.022)	$(0.086)	$(0.086)	$(0.003)	$(0.038)	$(0.096)	$(0.095)	$0.002
Net realized and unrealized gain	1.916	1.823	1.813	1.922	1.232	1.166	1.166	1.233	1.148	1.096	1.105	0.358
Total income from operations	$1.890	$1.760	$1.750	$1.910	$1.210	$1.080	$1.080	$1.230	$1.110	$1.000	$1.010	$0.360
Net asset value - End of period	$11.750	$11.120	$11.100	$11.800	$9.860	$9.360	$9.350	$9.890	$8.650	$8.280	$8.270	$8.660
Total Return(3)	19.17%(7)	18.80%(7)	18.72%(7)	19.31%(7)	13.99%	13.04%	13.06%	14.20%	14.72%	13.89%	13.91%	4.34%(8)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$117,927	$6,399	$20,143	$18,898	$107,263	$5,900	$16,940	$18,028	$120,539	$6,792	$18,352	$3,474
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.19%(11)	1.94%(11)	1.94%(11)	0.94%(11)	1.23%	1.98%	1.98%	0.98%	1.31%(5)(6)	2.06%(5)(6)	2.06%(5)(6)	1.06%(5)(11)
Net investment income (loss)	(0.47)%(11)	(1.22)%(11)	(1.22)%(11)	(0.22)%(11)	(0.25)%	(1.00)%	(1.00)%	(0.03)%	(0.48)%	(1.25)%	(1.24)%	0.22%(11)
Portfolio Turnover of the Portfolio(7)	—	—	—	—	—	—	—	—	74%(8)	74%(8)	74%(8)	74%(8)
Portfolio Turnover of the Fund	16%(8)	16%(8)	16%(8)	16%(8)	73%	73%	73%	73%	11%(8)(10)	11%(8)(10)	11%(8)(10)	11%(8)(10)

(See footnotes on next page.)

Financial Highlights (continued)

	Year Ended August 31,
	2011			2010			2009
	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C
Net asset value - Beginning of year	$6.340	$6.160	$6.150	$6.510	$6.330	$6.330	$9.550	$9.350	$9.340
Income (Loss) From Operations
Net investment loss(1)	$(0.025)(2)	$(0.080)(2)	$(0.081)(2)	$(0.019)	$(0.068)	$(0.067)	$(0.005)	$(0.044)	$(0.046)
Net realized and unrealized loss	1.225	1.200	1.191	(0.051)	(0.046)	(0.055)	(2.953)	(2.902)	(2.890)
Total income (loss) from operations	$1.200	$1.120	$1.110	$(0.070)	$(0.114)	$(0.122)	$(2.958)	$(2.946)	$(2.936)
Less Distributions
From net investment income	$—	$—	$—	$(0.100)	$(0.056)	$(0.058)	$(0.008)	$—	$—
From net realized gain	—	—	—	—	—	—	(0.074)	(0.074)	(0.074)
Total distributions	$—	$—	$—	$(0.100)	$(0.056)	$(0.058)	$(0.082)	$(0.074)	$(0.074)
Net asset value - End of year	$7.540	$7.280	$7.260	$6.340	$6.160	$6.150	$6.510	$6.330	$6.330
Total Return(3)	18.93%	18.02%	18.05%	(1.24)%	(1.90)%	(2.03)%	(30.57)%	(31.15)%	(31.07)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$123,541	$8,409	$19,958	$103,441	$6,413	$16,776	$163,479	$8,092	$21,742
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.24%	1.99%	1.99%	1.27%	2.02%	2.02%	1.42%	2.16%	2.17%
Net investment loss	(0.32)%(2)	(1.06)%(2)	(1.07)%(2)	(0.28)%	(1.01)%	(1.01)%	(0.10)%	(0.82)%	(0.86)%
Portfolio Turnover of the Portfolio(7)	168%(9)	168%(9)	168%(9)	211%	211%	211%	274%	274%	274%

(1)

Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.007 per share for Class A, Class B and Class C, for the year ended August 31, 2011.  Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.41)%, (1.15)% and (1.16)% for Class A, Class B and Class C, respectively, for the year ended August 31, 2011.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)

Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

The administrator of the Fund subsidized certain operating expenses (equal to 0.01% of average daily net assets for the year ended August 31, 2012). Absent this subsidy, total return would have been lower.

(7)

Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)

Not annualized.

(9)

Excluding the value of portfolio securities contributed as a result of an in-kind transaction, the portfolio turnover would have been 145% for the year ended August 31, 2011.

(10)

For the period from July 26, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

(11)

Annualized.

(12)

For the period from the commencement of operations, July 18, 2012, to August 31, 2012.

References to Portfolio herein are to Multi-Cap Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 26, 2012.

GROWTH FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund’s financial performance for the past five years.  Certain information in the table reflects the financial results for a single Fund share.  The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value).  This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, except for the six months ended June 30, 2014, which is unaudited.  The report of Deloitte & Touche LLP and the Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available on request.

	Six Months Ended June 30,			Year Ended December 31,
	2014 (Unaudited)				2013
	Class A	Class C	Class I	Class R	Class A	Class C	Class I	Class R
Net asset value - Beginning of period	$20.920	$18.920	$21.250	$20.660	$17.540	$16.190	$17.750	$17.400
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.006)	$(0.077)	$0.021	$(0.032)	$0.012	$(0.127)	$0.063	$(0.037)
Net realized and unrealized gain	1.506	1.367	1.539	1.492	6.069	5.558	6.138	5.998
Total income from operations	$1.500	$1.290	$1.560	$1.460	$6.081	$5.431	$6.201	$5.961
Less Distributions
From net investment income	$—	$—	$—	$—	$(0.001)	$(0.001)	$(0.001)	$(0.001)
From net realized gain	—	—	—	—	(2.700)	(2.700)	(2.700)	(2.700)
Total distributions	$—	$—	$—	$—	$(2.701)	$(2.701)	$(2.701)	$(2.701)
Net asset value - End of period	$22.420	$20.210	$22.810	$22.120	$20.920	$18.920	$21.250	$20.660
Total Return(2)	7.17%(7)	6.77%(7)	7.34%(7)	7.07%(7)	35.35%	34.27%	35.61%	34.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$86,001	$30,289	$31,457	$2,403	$89,426	$29,318	$28,336	$2,417
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)(5)	1.25%(8)	2.00%(8)	1.00%(8)	1.50%(8)	1.25%	2.00%	1.00%	1.50%
Net investment income (loss)	(0.06)%(8)	(0.81)%(8)	0.20%(8)	(0.31)%(8)	0.06%	(0.68)%	0.31%	(0.18)%
Portfolio Turnover of the Portfolio	19%(7)	19%(7)	19%(7)	19%(7)	42%	42%	42%	42%

(See footnotes on page 20.)

Financial Highlights (continued)

	Growth Fund
	Year Ended December 31,
	2012				2011
	Class A	Class C	Class I	Class R	Class A	Class C	Class I	Class R
Net asset value - Beginning of year	$15.730	$14.630	$15.910	$15.640	$16.630	$15.590	$16.780	$16.580
Income (Loss) From Operations
Net investment income (loss)(1)	$0.002	$(0.118)	$0.050	$(0.038)	$0.009	$(0.107)	$0.051	$(0.029)
Net realized and unrealized gain (loss)	1.992	1.862	2.012	1.982	(0.909)	(0.853)	(0.921)	(0.911)
Total income (loss) from operations	$1.994	$1.744	$2.062	$1.944	$(0.900)	$(0.960)	$(0.870)	$(0.940)
Less Distributions
From net investment income	$—	$—	$(0.038)	$—	$—	$—	$—	$—
From net realized gain	(0.184)	(0.184)	(0.184)	(0.184)	—	—	—	—
Total distributions	$(0.184)	$(0.184)	$(0.222)	$(0.184)	$—	$—	$—	$—
Net asset value - End of year	$17.540	$16.190	$17.750	$17.400	$15.730	$14.630	$15.910	$15.640
Total Return(2)	12.66%	11.91%	13.01%	12.42%	(5.41)%	(6.16)%	(5.24)%	(5.67)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$86,843	$22,422	$29,920	$1,729	$99,259	$23,524	$30,675	$1,378
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)(5)	1.25%	2.00%	1.00%	1.50%	1.25%	2.00%	1.00%	1.50%
Net investment income (loss)	0.01%	(0.74)%	0.29%	(0.22)%	0.05%	(0.70)%	0.31%	(0.18)%
Portfolio Turnover of the Portfolio	40%	40%	40%	40%	69%	69%	69%	69%

(See footnotes on page 20.)

Financial Highlights (continued)

	Growth Fund
	Period Ended December 31,
	2010				2009
	Class A	Class C	Class I	Class R	Class A	Class C	Class I	Class R(6)
Net asset value - Beginning of period	$14.550	$13.740	$14.640	$14.530	$10.680	$10.160	$10.720	$12.660
Income (Loss) From Operations
Net investment income (loss)(1)	$0.019	$(0.089)	$0.053	$(0.011)	$0.014	$(0.072)	$0.056	$(0.008)
Net realized and unrealized gain	2.061	1.939	2.087	2.061	3.856	3.652	3.864	1.878
Total income from operations	$2.080	$1.850	$2.140	$2.050	$3.870	$3.580	$3.920	$1.870
Net asset value - End of period	$16.630	$15.590	$16.780	$16.580	$14.550	$13.740	$14.640	$14.530
Total Return(2)	14.30%	13.46%	14.62%	14.11%	36.11%	35.10%	36.57%	14.77%(7)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$113,771	$27,905	$27,560	$575	$85,281	$25,645	$22,984	$1
Ratios (as a percentage of average daily net assets):
Expenses (3)(4)(5)	1.25%	2.00%	1.00%	1.50%	1.25%	2.00%	1.00%	1.50%(8)
Net investment income (loss)	0.13%	(0.64)%	0.35%	(0.08)%	0.12%	(0.62)%	0.43%	(0.15)%(8)
Portfolio Turnover of the Portfolio	59%	59%	59%	59%	60%	60%	60%	60%(9)

(1)

Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.

(3)

Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)

The administrator subsidized certain operating expenses (equal to 0.08%, 0.10%, 0.13%, 0.13%, 0.13% and 0.24% of average daily net assets for the six months ended June 30, 2014 and the years ended December 31, 2013, 2012, 2011, 2010 and 2009, respectively).

(6)

For the period from the start of business, August 3, 2009, to December 31, 2009.

(7)

Not annualized.

(8)

Annualized.

(9)

For the year ended December 31, 2010.

EXPERTS

The financial statements incorporated in this Proxy Statement/Prospectus by reference from each Fund’s Annual Report for the year ended August 31, 2013 and December 31, 2013 for Multi-Cap Growth Fund and Growth Fund, respectively, on Form N-CSR have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this ___  day of ___, 2015, by and among Eaton Vance Growth Trust (“Growth Trust”), a Massachusetts business trust, on behalf of its series Eaton Vance Multi-Cap Growth Fund (“Multi-Cap Growth Fund”) and Eaton Vance Special Investment Trust (“Special Investment Trust”), a Massachusetts business trust, on behalf of its series Eaton Vance Growth Fund (formerly Eaton Vance Large-Cap Growth Fund) (“Growth Fund”) and Growth Portfolio (formerly Large-Cap Growth Portfolio) (the “Portfolio”),  Growth Fund’s master portfolio.

WITNESSETH

WHEREAS, each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company authorized to issue an unlimited number of shares of beneficial interest without par value in one or more series (such as Multi-Cap Growth Fund and Growth Fund), and the Trustees of the Growth Trust have divided the shares of  Multi-Cap Growth Fund into Class A, Class B, Class C and Class I shares  (“Multi-Cap Growth Fund Shares”) and the trustees of Special Investment Trust have divided the shares of Growth Fund into Class A, Class C, Class I and Class R shares (“Growth Fund Shares”);

WHEREAS, Growth Trust and Special Investment Trust desires to provide for the reorganization of Multi-Cap Growth Fund through the acquisition by Growth Fund of substantially all of the assets of Multi-Cap Growth Fund in exchange for Growth Fund Shares in the manner set forth herein;

WHEREAS, Growth Fund currently invests all of its assets in Growth Portfolio, a Massachusetts trust registered under the 1940 Act as an open-end management investment company and Multi-Cap Growth Fund invests directly in securities;

WHEREAS, it is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”);

NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1.

Definitions

1.1

The term “1933 Act” shall mean the Securities Act of 1933, as amended.

1.2

The term “1934 Act” shall mean the Securities Exchange Act of 1934, as amended.

1.3

The term “Agreement” shall mean this Agreement and Plan of Reorganization.

1.4

The term “Assumed Liabilities” shall mean all liabilities, expenses, costs, charges and receivables of Multi-Cap Growth Fund as of the Close of Trading on the New York Stock Exchange on the Valuation Date.

1.5

The term “Business Day” shall mean any day that the New York Stock Exchange is open.

1.6

The term “Close of Trading on the NYSE” shall mean the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time).

1.7

The term “Closing” shall mean the closing of the transaction contemplated by this Agreement.

1.8

The term “Closing Date” shall mean ______ 2015, provided all necessary approvals have been received, or such other date as may be agreed by the parties on which the Closing is to take place.

1.9

The term “Commission” shall mean the Securities and Exchange Commission.

1.10

The term “Custodian” shall mean State Street Bank and Trust Company.

1.11

The term “Delivery Date” shall mean the date contemplated by Section 3.3 of this Agreement.

1.12

The term “Growth Trust N-14” shall mean the Growth Trust’s registration statement on Form N-14, including a Proxy Statement/Prospectus as may be amended, that describes the transactions contemplated by this Agreement and registers the Growth Fund Shares to be issued in connection with this transaction.

1.13

The term “Multi-Cap Growth Fund N-1A” shall mean the registration statement, as amended, on Form N-1A of the Growth Trust with respect to Multi-Cap Growth Fund in effect on the date hereof or on the Closing Date, as the context may require.

1.14

The term “NYSE” shall mean the New York Stock Exchange.

1.15

The term “Portfolio N-1As” shall mean the registration statement, as amended, on Form N-1A of the Portfolio in effect on the date hereof or on the Closing Date, as the context may require.

1.16

The term “Proxy Statement” shall mean the Proxy Statement/Prospectus furnished to the Multi-Cap Growth Fund shareholders in connection with this transaction.

1.17

The term “Securities List” shall mean the list of those securities and other assets owned by Growth Trust, on behalf of Multi-Cap Growth Fund, on the Delivery Date.

1.18

The term “Growth Fund N-1A” shall mean the registration statement, as amended, on Form N-1A of the Special Investment Trust with respect to Growth Fund in effect on the date hereof or on the Closing Date, as the context may require.

1.19

The term “Valuation Date” shall mean the day of the Closing Date.

2.

Transfer and Exchange of Assets

2.1

Reorganization of Multi-Cap Growth Fund.  At the Closing, subject to the requisite approval of the Multi-Cap Growth Fund’s shareholders and the terms and conditions set forth herein, the Growth Trust shall transfer all of the assets of Multi-Cap Growth Fund and assign all Assumed Liabilities to Growth Fund, and Growth Fund shall acquire such assets and shall assume such Assumed Liabilities upon delivery by Growth Fund to Multi-Cap Growth Fund on the Closing Date of Class A, Class C and Class I Growth Fund Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets so transferred, assigned and delivered, less the Assumed Liabilities, all determined and adjusted as provided in Section 2.2.  Upon delivery of the assets, Growth Fund will receive good and marketable title thereto free and clear of all liens.  Growth Fund shall contribute assets, including cash, securities and receivables to the Growth Portfolio and its interest in the Portfolio will be increased by the value of assets contributed.

2.2

Computation of Net Asset Value.  The net asset value per share of the Growth Fund Shares and the net value of the assets of Multi-Cap Growth Fund subject to this Agreement shall, in each case, be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date.  The net asset value of the Growth

Fund Shares shall be computed in the manner set forth in the Growth Fund Form N-1A.  In determining the value of the securities transferred by Multi-Cap Growth Fund to Growth Fund, such assets shall be priced in accordance with the policies and procedures described in the Growth Fund N-1A.

3.

Closing Date, Valuation Date and Delivery

3.1

Closing Date.  The Closing shall be at the offices of Eaton Vance Management, Two International Place, Boston, MA  02110 immediately after the close of business on the Closing Date.  All acts taking place at Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed in writing by the parties.

3.2

Valuation Date.  Pursuant to Section 2.2, the net value of the assets of Multi-Cap Growth Fund and the net asset value per share of Growth Fund shall be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date.  The stock transfer books of the Growth Trust with respect to Multi-Cap Growth Fund will be permanently closed, and sales of Multi-Cap Growth Fund Shares shall be suspended, as of the close of business of the Growth Trust on the Valuation Date.  Redemption requests thereafter received by the Growth Trust with respect to Multi-Cap Growth Fund shall be deemed to be redemption requests for Growth Fund Shares to be distributed to shareholders of Multi-Cap Growth Fund under this Agreement provided that the transactions contemplated by this Agreement are consummated.

In the event that trading on the NYSE or on another exchange or market on which securities held by the Multi-Cap Growth Fund are traded shall be disrupted on the Valuation Date so that, in the judgment of the Growth Trust, accurate appraisal of the net assets of Multi-Cap Growth Fund to be transferred hereunder or the assets of Growth Fund is impracticable, the Valuation Date shall be postponed until the first Business Day after the day on which trading on such exchange or in such market shall, in the judgment of the Growth Trust and Special Investment Trust, have been resumed without disruption.  In such event, the Closing Date shall be postponed until one Business Day after the Valuation Date.

3.3

Delivery of Assets.  After the close of business on the Valuation Date, the Growth Trust shall issue instructions providing for the delivery of all of its assets held on behalf of Multi-Cap Growth Fund to the Custodian to be held for the account of Growth Fund, effective as of the Closing.  Growth Fund may inspect such securities at the offices of the Custodian prior to the Valuation Date.

4.

Multi-Cap Growth Fund Distributions and Termination

4.1

As soon as reasonably practicable after the Closing Date, Growth Trust shall pay or make provisions for the payment of all of the debts and taxes of Multi-Cap Growth Fund and distribute all remaining assets, if any, to shareholders of Multi-Cap Growth Fund, and Multi-Cap Growth Fund shall thereafter be terminated under Massachusetts law.

At, or as soon as may be practicable following the Closing Date, the Growth Trust on behalf of Multi-Cap Growth Fund shall distribute the Class A, Class C and Class I  Growth Fund Shares it received from the Growth Fund to the shareholders of the Multi-Cap Growth Fund and shall instruct Growth Fund as to the amount of the pro rata interest of each of Multi-Cap Growth Fund’s shareholders as of the close of business on the Valuation Date (such shareholders to be certified as such by the transfer agent for Growth Trust), to be registered on the books of Growth Fund, in full and fractional Growth Fund Shares, in the name of each such shareholder, and Growth Fund agrees promptly to transfer the Growth Fund Shares then credited to the account of Multi-Cap Growth Fund on the books of Growth Fund to open accounts on the share records of Growth Fund in the names of Multi-Cap Growth Fund shareholders in accordance with said instruction.  Each Multi-Cap Growth Fund shareholder shall receive shares of the corresponding class of Growth Fund to the class of Multi-Cap Growth Fund held by such shareholder, except Class B shareholders of Multi-Cap Growth Fund shall receive Class A shares of Growth Fund.  All issued and outstanding Multi-Cap Growth Fund Shares shall thereupon be canceled on the books of Growth Trust.  Growth Fund shall have no obligation to inquire as to the correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct.

5.

Multi-Cap Growth Fund Securities

On the Delivery Date, Growth Trust on behalf of Multi-Cap Growth Fund shall deliver the Securities List and tax records.  Such records shall be made available to Growth Fund and Portfolio prior to the Closing Date for inspection by the Treasurer (or his or her designee).  Notwithstanding the foregoing, it is expressly understood that Multi-Cap Growth Fund may hereafter until the close of business on the Valuation Date sell any securities owned by it in the ordinary course of its business as a series of an open-end, management investment company.

6.

Liabilities and Expenses

Growth Fund shall acquire all liabilities of Multi-Cap Growth Fund, whether known or unknown, or contingent or determined.  Growth Trust will discharge all known liabilities of Multi-Cap Growth Fund, so far as may be possible, prior to the Closing Date.  Multi-Cap Growth Fund shall bear the expenses of carrying out this Agreement.

7.

Portfolio Representations and Warranties

The Portfolio hereby represents, warrants and agrees as follows:

7.1

Legal Existence.  The Portfolio is a trust duly organized and validly existing under the laws of the State of Massachusetts.

7.2

Registration under 1940 Act.  The Portfolio is duly registered with the Commission as an open-end investment company under the 1940 Act and such registration is in full force and effect.

7.3

Financial Statements.  The statement of assets and liabilities, schedule of portfolio investments and related statements of operations and changes in net assets of the Portfolio dated [____] fairly present its financial condition as of said date in conformity with generally accepted accounting principles.

7.4

No Material Events.  There are no legal, administrative or other proceedings pending, or to its knowledge, threatened against the Portfolio that would materially affect its financial condition.

7.5

Requisite Approvals.  The execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been authorized by the Portfolio’s Board of Trustees by vote taken at a meeting of such Board duly called and held on June 9, 2014.

7.6

No Material Violations.  The Portfolio is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Declaration of Trust or By-Laws, as each may be amended, of the Portfolio or of any agreement, indenture, instrument, contract, lease or other undertaking to which it is a party or by which it is bound.

7.7

Taxes and Related Filings.  Except where failure to do so would not have a material adverse effect on the Portfolio, the Portfolio has filed and will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including its current taxable year and no such filings or reports are currently being audited or contested by the Internal Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable have been paid or will be paid, so far as due. The Portfolio is classified as partnerships for federal tax purposes, has qualified as such for each taxable year of its operations, and will qualify as such as of the Closing Date.

7.8

Good and Marketable Title.  On the Closing Date, the Portfolio will have good and marketable title to its assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, except as provided in the Portfolio N-1As.

7.9

Books and Records.  The Portfolio has maintained all records required under Section 31 of the 1940 Act and rules thereunder.

 8.

Trust Representations and Warranties

Growth Trust, on behalf of Multi-Cap Growth Fund, and Special Investment Trust, on behalf of Growth Fund, hereby represent, warrant and agree as follows:

8.1

Legal Existence.  Growth Trust and Special Investment Trust are each a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts.  Multi-Cap Growth Fund and Growth Fund are validly existing series of Growth Trust and Special Investment trust, respectively.  The Growth Trust is authorized to issue an unlimited number of shares of beneficial interest of Multi-Cap Growth Fund and Special Investment Trust is authorized to issue and unlimited number of shares of beneficial interest of Growth Fund.

8.2

Registration under 1940 Act.  Growth Trust and Special Investment Trust are duly registered as open-end management investment companies under the 1940 Act and such registrations are in full force and effect.

8.3

Financial Statements.  The statement of assets and liabilities and the schedule of portfolio investments and the related statements of operations and changes in net assets of Multi-Cap Growth Fund and Growth Fund dated [____], fairly present the financial condition of Multi-Cap Growth Fund and Growth Fund as of said dates in conformity with generally accepted accounting principles.

8.4

No Contingent Liabilities.  There are no known contingent liabilities of Multi-Cap Growth Fund or Growth Fund not disclosed and there are no legal, administrative or other proceedings pending, or to the knowledge of Growth Trust threatened, against Multi-Cap Growth Fund or to the knowledge of Special Investment Trust threatened against Growth Fund which would materially affect its financial condition.

8.5

Requisite Approvals.  The execution and delivery of this Agreement and the consummation of the transactions contemplated herein, have been authorized by the Board of Trustees of Growth Trust and Special Investment Trust by vote taken at a meeting of such Board duly called and held on June 9, 2014.  No approval of the shareholders of Growth Fund is required in connection with this Agreement or the transaction contemplated hereby.  The Agreement has been executed and delivered by a duly authorized officer of Growth Trust and Special Investment Trust and is a valid and legally binding obligation of each of Multi-Cap Growth Fund and Growth Fund enforceable in accordance with its terms.

8.6

No Material Violations.  Growth Trust and Special Investment Trust are not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of the Declaration of Trust or By-Laws, as may be amended, of Growth Trust or Special Investment Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which Growth Trust or Special Investment Trust is a party or by which they are bound.

8.7

Taxes and Related Filings.  Except where failure to do so would not have a material adverse effect on Multi-Cap Growth Fund or Growth Fund, each of Multi-Cap Growth Fund and Growth Fund has filed or will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including its current taxable year and no such filings are currently being audited or contested by the Internal Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable pursuant to such returns have been paid or will be paid, so far as due.  Each of Multi-Cap Growth Fund and Growth Fund has elected to be treated as a “regulated investment company” for federal tax purposes, has qualified as such for each taxable year of its operations and will qualify as such as of the Closing Date.

8.8

Good and Marketable Title.  On the Closing Date, Multi-Cap Growth Fund will have good and marketable title to its assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, and full right, power and authority to sell, assign, transfer and deliver such assets and shall deliver such assets to Growth Fund.  Upon delivery of such assets, Growth Fund will receive good and marketable title to such assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, except as to adverse claims under Article 8 of the Uniform Commercial Code of which Growth Fund has notice and necessary documentation at or prior to the time of delivery.

8.9

Growth Fund N-1A Not Misleading.  The Growth Fund N-1A conforms on the date of the Agreement, and will conform on the date of the Proxy Statement and the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

8.10

Proxy Statement.  The Proxy Statement delivered to the Multi-Cap Growth Fund shareholders in connection with this transaction (both at the time of delivery to such shareholders in connection with the meeting of shareholders and at all times subsequent thereto and including the Closing Date) in all material respects, conforms to the applicable requirements of the 1934 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state any material fact required to be stated thereon or necessary to make statements therein, in light of the circumstances under which they were made, not materially misleading.

8.11

Books and Records.  Each of Multi-Cap Growth Fund and Growth Fund has maintained all records required under Section 31 of the 1940 Act and rules thereunder.

9.

Conditions Precedent to Closing

The obligations of the parties hereto shall be conditioned on the following:

9.1

Representations and Warranties.  The representations and warranties of the parties made herein will be true and correct as of the date of this Agreement and on the Closing Date.

9.2

Shareholder Approval.  The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of Multi-Cap Growth Fund Shares in accordance with the 1940 Act and the Declaration of Trust and By-Laws, each as amended, of Growth Trust.

9.3

Pending or Threatened Proceedings.  On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

9.4

Registration Statement.  The Growth Trust N-14 shall have become effective under the 1933 Act; no stop orders suspending the effectiveness of such Trust N-14 shall have been issued; and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.  The Proxy Statement has been delivered to each shareholder of record of the Multi-Cap Growth Fund as of [___] 2014 in accordance with the provisions of the 1934 Act and the rules thereunder.

9.5

Declaration of Dividend.  Growth Trust shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to Multi-Cap Growth Fund shareholders all of Multi-Cap Growth Fund’s investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid) for the final taxable period of Multi-Cap Growth Fund, all of its net capital gain realized in the final taxable period of Multi-Cap Growth Fund (after reduction for any capital loss carryforward) and all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the final taxable period of Multi-Cap Growth Fund.

9.6

State Securities Laws.  The parties shall have received all permits and other authorizations necessary, if any, under state securities laws to consummate the transactions contemplated herein.

9.7

Performance of Covenants.  Each party shall have performed and complied in all material respects with each of the agreements and covenants required by this Agreement to be performed or complied with by each such party prior to or at the Valuation Date and the Closing Date.

9.8

Due Diligence.  Growth Fund and Growth Portfolio shall have had reasonable opportunity to have its officers and agents review the records of Multi-Cap Growth Fund.

9.9

No Material Adverse Change.  From the date of this Agreement, through the Closing Date, there shall not have been:

•

any change in the business, results of operations, assets or financial condition or the manner of conducting the business of Multi-Cap Growth Fund or Growth Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course and changes in the net asset value per share) which has had a material adverse effect on such business, results of operations, assets or financial condition, except in all instances as set forth in the financial statements;

•

any loss (whether or not covered by insurance) suffered by Multi-Cap Growth Fund or Growth Fund materially and adversely affecting of Multi-Cap Growth Fund or Growth Fund, other than depreciation of securities;

•

issued by Growth Trust or Special Investment Trust to any person any option to purchase or other right to acquire shares of any class of Multi-Class Growth Fund or Growth Fund Shares (other than in the ordinary course of Growth Trust’s or Special Investment Trust’s business as an open-end management investment company);

•

any indebtedness incurred by Multi-Cap Growth Fund or Growth Fund for borrowed money or any commitment to borrow money entered into by Multi-Cap Growth Fund or Growth Fund except as permitted in Multi-Cap Growth Fund N-1A or Growth Fund N-1A and disclosed in financial statements required to be provided under this Agreement;

•

any amendment to the Declaration of Trust or By-Laws of Growth Trust or Special Investment Trust that will adversely affect the ability of either Trust to comply with the terms of this Agreement; or

•

any grant or imposition of any lien, claim, charge or encumbrance upon any asset of Multi-Cap Growth Fund except as provided in Multi-Cap Growth Fund N-1A so long as it will not prevent Growth Trust from complying with Section 7.8.

9.10

Lawful Sale of Shares.  On the Closing Date, Growth Fund Shares to be issued pursuant to Section 2.1 of this Agreement will be duly authorized, duly and validly issued and outstanding, and fully paid and non-assessable by Special Investment Trust, and conform in all substantial respects to the description thereof contained in the Growth Trust N-14 and Proxy Statement furnished to the Multi-Cap Growth Fund shareholders and the Growth Fund Shares to be issued pursuant to paragraph 2.1 of this Agreement will be duly registered under the 1933 Act by the Growth Trust N-14 and will be offered and sold in compliance with all applicable state securities laws.

9.11

Documentation and Other Actions.  Growth Trust and Special Investment Trust shall have executed such documents and shall have taken such other actions, if any, as reasonably requested to fully effectuate the transactions contemplated hereby.

10.

Addresses

All notices required or permitted to be given under this Agreement shall be given in writing to Eaton Vance Growth Trust or Eaton Vance Special Investment Trust, as applicable, Two International Place, Boston, MA  02110 (Attention:  Chief Legal Officer), or at such other place as shall be specified in written notice given by either party to the other party to this Agreement and shall be validly given if mailed by first-class mail, postage prepaid.

11.

Termination

This Agreement may be terminated by either party upon the giving of written notice to the other, if any of the representations, warranties or conditions specified in Sections 7 or 8 hereof have not been performed or do not exist on or before [_____________].  In the event of termination of this Agreement pursuant to this provision, neither party (nor its officers, Trustees or shareholders) shall have any liability to the other.

12.

Miscellaneous

This Agreement shall be governed by, construed and enforced in accordance with the laws of the Commonwealth of Massachusetts.  Growth Trust and Special Investment Trust represent that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.  Growth Trust and Special Investment Trust represent that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.  The Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.  This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original.  Whenever used herein, the use of any gender shall include all genders.  In the event that any provision of this Agreement is unenforceable at law or in equity, the remainder of the Agreement shall remain in full force and effect.

13.

Amendments

At any time prior to or after approval of this Agreement by Multi-Cap Growth Fund shareholders (i) the parties hereto may, by written agreement and without shareholder approval, amend any of the provisions of this Agreement, and (ii) either party may waive without such approval any default by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing); provided, however, that following shareholder approval, no such amendment may have the effect of changing the provisions for determining the number of Growth Fund Shares to be received by Multi-Cap Growth Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.  The failure of a party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision.  No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

14.

Massachusetts Business Trust

References in this Agreement to Growth Trust or Special Investment Trust mean and refer to the Trustees from time to time serving under its Declarations of Trust on file with the Secretary of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which they conduct their businesses.  It is expressly agreed that the obligations of Growth Trust or Special Investment Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of either Trust personally, but bind only the trust property of the applicable Trust as provided in said Declaration of Trust.  The execution and delivery of this Agreement has been authorized by the respective trustees and signed by an authorized officer of each Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them but shall bind only the trust property of the applicable Trust as provided in such Declaration of Trust.  No series of Growth Trust or Special Investment Trust shall be liable for the obligations of any other series.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by their officers thereunto duly authorized, as of the day and year first above written.

ATTEST:

EATON VANCE GROWTH TRUST

By:

SPECIAL INVESTMENT TRUST

By:

GROWTH PORTFOLIO

By:

APPENDIX B

Eaton Vance

Large-Cap Growth Fund

December 31, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the 12-month period started on January 1, 2013, U.S. stocks were just beginning a rally that would continue well into May. The rally was driven largely by strengthening U.S. economic data, as employment slowly improved and the housing market appeared to have finally turned the corner after its 2008 collapse.

In late May 2013, U.S. Federal Reserve (the Fed) Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases, known collectively as quantitative easing (QE), could begin to taper off sooner than most investors had expected. The negative effect on the markets was swift and dramatic. Bond investors rushed to sell assets in anticipation of rising interest rates. The prospect of reduced Fed stimulus weighed on equities as well.

By late June 2013, however, U.S. equities resumed their upward trajectory. The S&P 500 Index2, a broad measure of the U.S. stock market, closed at a new all-time high on August 2, 2013. Factors contributing to the rally included some backtracking by the Fed on its earlier statements regarding QE, ongoing improvements in housing and other U.S. economic data, and news from Europe that the eurozone had officially come out of its recession.

In late August 2013, U.S. equities faltered again, as investors worried that a U.S. strike on Syria could lead to a spike in oil prices. As those concerns faded, equities once more trended upward. In mid-September, the Fed again surprised investors by announcing that it was postponing any tapering of QE for the time being. Stocks initially surged in response, only to drift downward in late September and early October amid a Congressional impasse that led to a partial government shutdown on October 1, 2013.

In mid-October, U.S. stocks reversed direction again and began a rally that more or less lasted through the end of the 12-month period, with the S&P 500 Index and the Dow Jones Industrial Average both closing at all-time highs on December 31, 2013. Drivers of this latest rally included moderate growth in corporate earnings and a widespread belief that Janet Yellen — set to succeed Mr. Bernanke as Fed chairperson in early 2014 — would take a measured approach to winding down QE. Even the Fed’s mid-December announcement that tapering of QE would actually begin in January 2014 did not derail the rally, as investors appeared relieved that the tapering would be gradual and that the Fed still intended to keep the Fed funds rate near zero for an extended period.

The S&P 500 Index delivered a return of 32.39% for the 12-month period, while the Dow Jones Industrial Average returned 29.65%.

Fund Performance

For the 12-month period ended December 31, 2013, Eaton Vance Large-Cap Growth Fund (the Fund) had a total return of 35.35% for Class A shares at net asset value (NAV), outperforming the 33.48% return of the Fund’s benchmark, the Russell 1000 Growth Index (the Index).

All of the 10 economic sectors within the Index posted positive returns for the 12-month period, while the Fund achieved positive returns in all eight sectors in which it was invested. Stock selection was the primary driver of the Fund’s outperformance versus the Index, with sector allocation also contributing.

Relative to the Index, consumer discretionary was the Fund’s top-performing sector due to stock selection. An overweight in the Internet & catalog retail industry benefited the Fund’s relative performance versus the Index, as did exposure to the leisure equipment & products industry. Within these industries, two Internet retail companies, priceline.com, Inc. and Amazon.com, Inc., were among the Fund’s leading individual stocks, along with Polaris Industries, Inc., a manufacturer of all-terrain vehicles. In the consumer staples sector, the food products industry was a notable outperformer for the Fund versus the Index due to stock selection, led by Green Mountain Coffee Roasters, Inc. which was among the Fund’s best-performing individual stocks. The health care sector also aided the Fund’s performance versus the

Index, particularly due to a timely overweight position and stock selection in the biotechnology industry. A biopharmaceutical company, Gilead Sciences, Inc., was among the Fund’s top individual stocks amid optimism about its treatments for liver disease.

Conversely, information technology was the Fund’s weakest-performing sector versus the Index due to both stock selection and an overweight position. The communications equipment industry was a notable detractor from Fund performance versus the Index, hampered by an overweight as well as stock selection. F5 Networks, Inc., a provider of network applications delivery technology, was among the Fund’s weakest-performing individual stocks. QUALCOMM, Inc., a long-term holding and a leading maker of telecommunications semiconductors, was also a drag on the Fund’s relative performance versus the Index after reporting disappointing results. Energy was the Fund’s other weak-performing sector versus the Index. Stock selection, particularly in the energy equipment & services industry, more than offset the Fund’s beneficial overweight in the sector thereby detracting from Fund performance. Cameron International Corp., a leading supplier of process control systems, was one of the Fund’s worst-performing stocks after reporting lower-than-expected earnings during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

Eaton Vance

Large-Cap Growth Fund

December 31, 2013

Performance2,3

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	09/09/2002	09/09/2002	35.35%	17.53%	7.54%
Class A with 5.75% Maximum Sales Charge	—	—	27.57	16.15	6.90
Class C at NAV	09/09/2002	09/09/2002	34.27	16.66	6.73
Class C with 1% Maximum Sales Charge	—	—	33.27	16.66	6.73
Class I at NAV	05/03/2007	09/09/2002	35.61	17.84	7.71
Class R at NAV	08/03/2009	09/09/2002	34.94	17.28	7.42
Russell 1000 Growth Index	—	—	33.48%	20.38%	7.82%

% Total Annual Operating Expense Ratios[4]		Class A	Class C	Class I	Class R
Gross		1.38%	2.13%	1.13%	1.63%
Net		1.25	2.00	1.00	1.50

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2003	$19,188	N.A.
Class I	$250,000	12/31/2003	$525,518	N.A.
Class R	$10,000	12/31/2003	$20,467	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

Eaton Vance

Large-Cap Growth Fund

December 31, 2013

Fund Profile5

Sector Allocation (% of net assets)6

Top 10 Holdings (% of net assets)[6]

Apple, Inc.	5.2%

Google, Inc., Class A	5.1

Amazon.com, Inc.	3.3

Gilead Sciences, Inc.	3.0

QUALCOMM, Inc.	2.8

Visa, Inc., Class A	2.1

priceline.com, Inc.	2.0

NXP Semiconductors NV	2.0

Facebook, Inc., Class A	1.9

EMC Corp.	1.8

Total	29.2%

See Endnotes and Additional Disclosures in this report.

Eaton Vance

Large-Cap Growth Fund

December 31, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. Russell 1000 Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/14. Without the reimbursement, performance would have been lower.

[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Eaton Vance

Large-Cap Growth Fund

December 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 – December 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/13)	Ending Account Value (12/31/13)	Expenses Paid During Period* (7/1/13 – 12/31/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,216.20	$6.98	**	1.25%
Class C	$1,000.00	$1,211.70	$11.15	**	2.00%
Class I	$1,000.00	$1,217.50	$5.59	**	1.00%
Class R	$1,000.00	$1,214.70	$8.37	**	1.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.36	**	1.25%
Class C	$1,000.00	$1,015.10	$10.16	**	2.00%
Class I	$1,000.00	$1,020.20	$5.09	**	1.00%
Class R	$1,000.00	$1,017.60	$7.63	**	1.50%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

Eaton Vance

Large-Cap Growth Fund

June 30, 2014

Performance1,2

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/09/2002	09/09/2002	7.17%	30.34%	16.72%	7.77%
Class A with 5.75% Maximum Sales Charge	—	—	0.99	22.85	15.36	7.13
Class C at NAV	09/09/2002	09/09/2002	6.77	29.37	15.83	6.95
Class C with 1% Maximum Sales Charge	—	—	5.77	28.37	15.83	6.95
Class I at NAV	05/03/2007	09/09/2002	7.34	30.69	17.01	7.95
Class R at NAV	08/03/2009	09/09/2002	7.07	30.05	16.45	7.64
Russell 1000 Growth Index	—	—	6.31%	26.92%	19.23%	8.19%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.35%	2.10%	1.10%	1.60%
Net			1.05	1.80	0.80	1.30

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	4.9%
Gilead Sciences, Inc.	3.0
Amazon.com, Inc.	2.7
Google, Inc., Class A	2.4
Google, Inc., Class C	2.4
QUALCOMM, Inc.	2.4
Facebook, Inc., Class A	2.3
Visa, Inc., Class A	2.1
Priceline Group, Inc. (The)	2.1
Schlumberger, Ltd.	2.0
Total	26.3%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

Eaton Vance

Large-Cap Growth Fund

June 30, 2014

Endnotes and Additional Disclosures

[1]

Russell 1000 Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/15. Without the reimbursement, if applicable, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Eaton Vance

Large-Cap Growth Fund

June 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 – June 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period* (1/1/14 – 6/30/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,071.70	$6.42	**	1.25%
Class C	$1,000.00	$1,067.70	$10.25	**	2.00%
Class I	$1,000.00	$1,073.40	$5.14	**	1.00%
Class R	$1,000.00	$1,070.70	$7.70	**	1.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	**	1.25%
Class C	$1,000.00	$1,014.90	$9.99	**	2.00%
Class I	$1,000.00	$1,019.80	$5.01	**	1.00%
Class R	$1,000.00	$1,017.40	$7.50	**	1.50%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

APPENDIX C

OUTSTANDING SHARES AND 5% HOLDERS

Shareholders are entitled to the number of votes equal to the number of shares held by such shareholder.  As of the Record Date, the number of shares outstanding of the Multi-Cap Growth Fund Class A shares, Class B shares, Class C shares and Class I shares were __________, _____________, __________ and __________, respectively, and the number of shares outstanding of Growth Fund Class A shares, Class C shares, Class I and Class R shares were __________, _____________, __________ and __________, respectively.  Growth Fund shareholders are not voting on the proposal.

As of the Record Date, the following person(s) held the share percentage of Multi-Cap Growth Fund indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Class A shares
Class B shares
Class C shares
Class I shares

Assuming the Reorganization was consummated on the Record Date, such persons would hold the following share percentages in the combined fund:

Class A shares
Class C shares
Class I shares

As of the Record Date, the following person(s) held the share percentage of Growth Fund indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Class A shares
Class C shares
Class I shares Class R shares

Assuming the Reorganization was consummated on the Record Date, such persons would hold the following share percentages in the combined fund:

Class A shares
Class C shares
Class I shares Class R shares

As of ________________, to the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of Multi-Cap Growth Fund or Growth Fund.  The Trustees and officers of the Trust individually and as a group owned beneficially less than 1% of the outstanding shares of each Fund as of that date.

C-1

EATON VANCE SPECIAL INVESTMENT TRUST
Eaton Vance Growth Fund

Two International Place

Boston, Massachusetts 02110

STATEMENT OF ADDITIONAL INFORMATION
DATED [NOVEMBER 25, 2014]

This Statement of Additional Information (“SAI”) relates specifically to the reorganization of Eaton Vance Multi-Cap Growth Fund (“Multi-Cap Growth Fund”), a series of Eaton Vance Growth Trust (referred to herein as the “Acquired Fund”) into Eaton Vance Growth Fund (formerly Eaton Vance Large-Cap Growth Fund)  (“Growth Fund”), a series of Eaton Vance Special Investment Trust, whereby the Acquired Fund will transfer substantially all of their assets to Growth Fund, and shareholders in the Acquired Fund will receive Class A, Class C and Class I shares for corresponding shares of Growth Fund, and Class B shares of Multi-Cap Growth Fund will receive Class A shares of Growth Fund, in exchange for its Acquired Fund shares, respectively. This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of the SAI):

(1)

The financial statements of (a) Multi-Cap Growth Fund included in the Semi-Annual Report to Shareholders of the Fund for the six-months ended February 28, 2014, previously filed on EDGAR, Accession No. 0001193125-14-161639 and the Annual Report to Shareholders of the Fund for the fiscal year ended August 31, 2013, previously filed on EDGAR, Accession No. 0001193125-13-411073 and (b) Growth Fund included in the Semi-Annual Report to Shareholders of the Fund for the six-months ended June 30, 2014, previously filed on EDGAR, Accession No. 0001193125-14-323577 and the Annual Report to Shareholders of the Fund for the fiscal year ended December 31, 2013, previously filed on EDGAR, Accession No. 0001193125-14-069367.

(2)

The Statement of Additional Information of Multi-Cap Growth Fund, dated January 1, 2014, as supplemented April 1, 2014 and June 13, 2014, all previously filed on EDGAR, Accession Nos. 0000940394-13-001464, 0000940394-14-000578 and 0000940394-14-000890, respectively.

(3)

The Statement of Additional Information of Growth Fund dated May 1, 2014, as revised July 1, 2014, and supplemented September 3, 2014, all previously filed on EDGAR, Accession Nos. 0000940394-14-000945 and 0000940394-14-001252, respectively.

This SAI is not a prospectus and should be read only in conjunction with the Proxy Statement/Prospectus dated [November 25, 2014] relating to the above-referenced matter.  A copy of the Proxy Statement/ Prospectus may be obtained by calling Eaton Vance Distributors, Inc. at 1-800-262-1122.

Pro Forma Financial Statements

The unaudited pro forma information set forth below as of and for the twelve months ended August 31, 2014 is intended to present financial information as if the acquisition of Eaton Vance Multi-Cap Growth Fund (the “Acquired Fund”) by Eaton Vance Growth Fund (the “Acquiring Fund”) (each, a “Fund” and collectively, the “Funds”) had been consummated on August 31, 2014.

The pro forma information has been derived from the books and records of the Funds utilized in calculating the daily net asset value for the Funds and conforms to generally accepted accounting principles for U.S. mutual funds. The unaudited pro forma information provided herein should be read in conjunction with Multi-Cap Growth Fund’s semiannual and annual reports to shareholders for the six-months ended February 28, 2014 and fiscal year ended August 31, [2013], respectively, and Growth Fund’s semiannual and annual reports to shareholders for the six-months ended June 30, 2014 and fiscal year ended December 31, 2013, respectively.

On June 9, 2014 and August 11, 2014, each Fund’s Board of Trustees approved a plan of reorganization (the “Reorganization”) whereby the Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund. Shareholders of the Acquired Fund will receive shares equivalent in value to their investments in the Acquired Fund at the time of the Reorganization, and the Acquired Fund will then be dissolved. All of this will happen on a single day, which is currently expected to be February __, 2015 (the “Closing Date”). The Reorganization is contingent upon the approval of shareholders of the Acquired Fund.

The Acquiring Fund will be the surviving fund for accounting purposes. No significant accounting policies (including valuation of portfolio securities) will change as a result of the Reorganization. The results of operations of the Acquiring Fund for pre-combination periods will not be restated. [As of August 31, 2014, all of the securities held by the Acquired Fund would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.]

As of August 31, 2014, the net assets of the Acquired Fund were $162,201,178, and the Acquiring Fund were $153,814,130. The net assets of the pro forma combined fund as of August 31, 2014 would have been $316,015,308.

Eaton Vance Management (“EVM”) and its affiliates, including the Funds’ investment adviser, Boston Management and Research (“BMR”) and Eaton Vance Distributors, Inc. (“EVD”), will continue to collect advisory and distribution and service fees on Acquired Fund’s assets acquired by the Acquiring Fund pursuant to the Reorganization.  In the case of advisory fees, EVM would collect fees on the Multi-Cap Growth’s assets at the incremental advisory fee rate (0.65% annually) applicable to the Growth Portfolio, assuming the Reorganization occurred on August 31, 2014.  EVM has eliminated the Acquiring Fund’s administrative fee and also increased such Fund’s expense subsidy.  At current asset levels and assuming the reorganization does not result in redemptions from Acquired Fund shareholders, the reorganization would result in a decrease of approximately $79,000 in net fee revenue annually to EVM and its affiliates.  Shares of each Fund are sold on a continuous basis by EVD, the Funds’ principal underwriter.  Class A shares of each Fund are sold at net asset value per share plus a sales charge; Class C shares of each Fund are sold at net asset value subject to a contingent deferred sales charge (“CDSC”).  Class I shares are sold at net asset value.  The distribution and service fees and sales charges associated with the classes of Acquiring Fund are identical to their corresponding classes of Acquired Fund.  Since Class B shares of the Acquired Fund will be eliminated, EVD will not collect 0.75% in annual Class B distribution fees from the Acquired Fund when such shares are converted to Class A shares of the Acquiring Fund.  As a result of the Reorganization, shareholders of each class of shares of the Acquired Fund would receive shares of the corresponding class of the Acquiring Fund, except that Class B shareholders of the Acquired Fund will receive Class A shares of the Acquiring Fund.

The Acquired Fund will bear the expenses incurred in the Reorganization. Expenses related to the Reorganization include printing/mailing fees and solicitation costs, and are estimated at $135,000; actual results could differ from these estimates.

Reorganization

Expenses shown are those for the year ended August 31, 2014 and on a pro forma basis giving effect to the Reorganization as of such date.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment*

	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (before Expense Reimbursement)	Expense Reimbursement**	Total Annual Fund Operating Expenses (after Expense Reimbursement)
Multi-Cap Growth Fund
Class A	0.63%	0.25%	0.31%	1.19%	—	1.19%
Class B	0.63%	1.00%	0.31%	1.94%	—	1.94%
Class C	0.63%	1.00%	0.31%	1.94%	—	1.94%
Class I	0.63%	n/a	0.31%	0.94%	—	0.94%

Growth Fund
Class A	0.65%	0.25%	0.27%	1.17%	0.12%	1.05%
Class C	0.65%	1.00%	0.27%	1.92%	0.12%	1.80%
Class I	0.65%	n/a	0.27%	0.92%	0.12%	0.80%
Class R	0.65%	0.50%	0.27%	1.42%	0.12%	1.30%

	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (excluding Interest Expense)	Expense Reimbursement	Total Annual Fund Operating Expenses (including Interest Expense)
Pro Forma Combined Fund
Class A	0.65%	0.25%	0.24%	1.14%	0.09%	1.05%
Class C	0.65%	1.00%	0.24%	1.89%	0.09%	1.80%
Class I	0.65%	n/a	0.24%	0.89%	0.09%	0.80%
Class R	0.65%	0.50%	0.24%	1.39%	0.09%	1.30%

* For Growth Fund, expenses in the tables above and the Example below reflect the expenses of Growth Fund and Growth Portfolio.  The Management Fees for Growth Fund have been restated to reflect the elimination of the Administrative Fee as if it was in effect for the entire one-year period.

**The adviser has agreed to reimburse Growth Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.05% for Class A shares, 1.80% for Class C shares, 0.80% for Class I shares and 1.30% for Class R shares.  This expense reimbursement will continue through April 30, 2016.  Any amendment to or termination of this reimbursement would require written approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as:  brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

On a pro forma basis for the twelve months ended August 31, 2014, the proposed Reorganization would have resulted in the following approximate net decrease to expenses due to the elimination of duplicative expenses achieved by merging the Funds, increased operating expenses from additional investments in Growth Portfolio and additional reimbursement of operating expenses.

Pro Forma Adjustments ($000)
Investment Adviser Fee	$40
Expenses Allocated from Growth Portfolio	$43
Legal and Accounting Services	$(63)
Custodian Fee	$(53)
Printing and Postage	$(26)
Registration Fees	$(24)
Transfer Agent and Dividend Disbursing	$(10)
Trustees Fees and Expenses	$(7)
Reimbursement of Operating Expenses	$(79)
Total	$(179)

The Reorganization will be accounted for as a tax-free reorganization of investment companies. In a tax-free reorganization:

1.

No gain or loss is recognized by the Acquired Fund upon the transfer of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, or upon the distribution of the shares of the Acquiring Fund by the Acquired Fund to its shareholders in termination of the Acquired Fund.

2.

No gain or loss is recognized by the Acquired Fund’s shareholders upon the exchange of their shares of the Acquired Fund solely for shares of the Acquiring Fund pursuant to the Reorganization.

3.

The historical cost of investment securities generally is carried forward to the Acquiring Fund.

Each Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at June 30, 2014, the Acquired Fund had available capital loss carryforwards totaling approximately $45.4 million to offset future net capital gains through December 31, 2017.  At June 30, 2014, the Acquiring Fund did not have any capital loss carryforwards.  It is not anticipated that the Reorganization will have a material impact on the use of the Acquired Fund’s capital loss carryforwards.

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of its investment company taxable income to shareholders. After the Reorganization, the Acquiring Fund intends to continue to qualify as a regulated investment company.

PART C

OTHER INFORMATION

Item 15.

Indemnification

Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.  Article XI of the By-Laws contains indemnification provisions.

The Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

The advisory agreements of the Registrant provide the investment adviser limitation of liability to the Trust and its shareholders in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the agreement.

The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 16.

Exhibits

(1)	(a)

Amended and Restated Declaration of Trust of Eaton Vance Special Investment Trust dated September 27, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 42 filed July 17, 1995 (Accession No. 0000950156-95-000499) and incorporated herein by reference.  As used herein, references to Post-Effective Amendments are to post-effective amendments to the Registrant’s registration statement on Form N-1A.

(b)

Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 48 filed October 10, 1997 (Accession No. 0000950156-97-000868) and incorporated herein by reference.

(c)

Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(3) to Post-Effective Amendment No. 90 filed August 28, 2008 (Accession No. 0000940394-08-001208) and incorporated herein by reference.

(d)

Amendment dated November 14, 2011 to the Declaration of Trust filed as Exhibit (a)(4) to Post-Effective Amendment No. 117 filed February 27, 2012 (Accession No. 0000940394-12-000158) and incorporated herein by reference.

(e)

Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, as amended and restated dated April 23, 2014 filed as Exhibit (a)(5) to Post-Effective Amendment No. 139 filed April 28, 2014 (Accession No. 0000940394-14-000655) and incorporated herein by reference.

(2)

Amended and Restated By-Laws of Eaton Vance Special Investment Trust adopted April 23, 2012 filed as Exhibit (b) to Post-Effective Amendment No. 123 filed September 27, 2012 (Accession No. 0000940394-12-000998) and incorporated herein by reference.

(3)		Voting Trust Agreement – not applicable.
(4)

Form of Agreement and Plan of Reorganization by and between Eaton Vance Growth Trust, on behalf of its series Eaton Vance Multi-Cap Growth Fund, and Eaton Vance Special Investment Trust, on behalf of its series Eaton Vance Large-Cap Growth Fund – filed as Appendix A to the Proxy Statement/Prospectus.

(5)		Shareholders rights are set forth in the Registrant’s Amended and Restated Declaration of Trust and By-Laws referenced in Items 16(1) and 16(2) above.
(6)	(a)	(i)

Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Small-Cap Value Fund, and Boston Management and Research dated April 13, 2004 filed as Exhibit (d)(3) to Post-Effective Amendment No. 70 filed April 28, 2004 (Accession No. 0000940394-04-000434) and incorporated herein by reference.

(ii)

Fee Reduction Agreement dated March 1, 2014 between Eaton Vance Special Investment Trust on behalf of Eaton Vance Small-Cap Value Fund and Eaton Vance Management filed as Exhibit (d)(1)(b) to Post-Effective Amendment No. 134 filed February 26, 2014 (Accession No. 0000940394-14-000268) and incorporated herein by reference.

(b)

Investment Sub-Advisory Agreement between Boston Management and Research and Fox Asset Management LLC for Eaton Vance Small-Cap Value Fund dated April 13, 2004 filed as Exhibit (d)(4) to Post-Effective Amendment No. 70 filed April 28, 2004 and incorporated herein by reference.

(c)

Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Real Estate Fund, and Eaton Vance Management dated February 13, 2006 filed as Exhibit (d)(5) to Post-Effective Amendment No. 75 filed February 14, 2006 and incorporated herein by reference.

	(d)	(i)

Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Risk-Managed Equity Option Income Fund (now Eaton Vance Risk-Managed Equity Option Fund), and Eaton Vance Management dated February 11, 2008 filed as Exhibit (d)(10) to Post-Effective Amendment No. 87 filed February 28, 2008 (Accession No. 0000940394-08-000203) and incorporated herein by reference.

(ii)

Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Special Investment Trust on behalf of Eaton Vance Risk-Managed Equity Option Income Fund (now Eaton Vance Risk-Managed Equity Option Fund) and Eaton Vance Management filed as Exhibit (a)(10)(b) to Post-Effective Amendment No. 90 filed August 28, 2008 (Accession No. 0000940394-08-001208) and incorporated herein by reference.

(e)	(i)

Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Risk Advisors LLC for Eaton Vance Risk-Managed Equity Option Income Fund (now Eaton Vance Risk-Managed Equity Option Fund) dated February 11, 2008 filed as Exhibit (d)(11) to Post-Effective Amendment No. 89 filed April 25, 2008 (Accession No. 0000940394-08-000678) and incorporated herein by reference.

(ii)

Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Management and Parametric Risk Advisors LLC for Eaton Vance Risk-Managed Equity Option Income Fund (now Eaton Vance Risk-Managed Equity Option Fund) filed as Exhibit (d)(11)(b) to Post-Effective Amendment No. 90 filed August 28, 2008 (Accession No. 0000940394-08-001208) and incorporated herein by reference.

(f)

Investment Advisory and Administrative Services Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Commodity Strategy Fund, and Eaton Vance Management dated April 7, 2010 filed as Exhibit (d)(12) to Post-Effective Amendment No. 105 filed April 29, 2010 (Accession No. 0000940394-10-000423) and incorporated herein by reference.

(g)

Investment Sub-Advisory Agreement between Eaton Vance Management and Armored Wolf, LLC relating to Eaton Vance Commodity Strategy Fund dated April 7, 2010 filed as Exhibit (d)(13) to Post-Effective Amendment No. 105 filed April 29, 2010 (Accession No. 0000940394-10-000423) and incorporated herein by reference.

(h)	(i)

Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Short Term Real Return Fund (now Eaton Vance Short Duration Real Return Fund), and Eaton Vance Management dated March 30, 2010 filed as Exhibit (d)(14) to Post-Effective Amendment No. 103 filed April 7, 2010 (Accession No. 0000940394-10-000357) and incorporated herein by reference.

(ii)

Fee Reduction Agreement dated August 12, 2013 between Eaton Vance Special Investment Trust on behalf of Eaton Vance Short Term Real Return Fund (now Eaton Vance Short Duration Real Return Fund) and Eaton Vance Management filed as Exhibit (d)(8)(b) to Post-Effective Amendment No. 134 filed February 26, 2014 (Accession No. 0000940394-14-000268) and incorporated herein by reference.

(i)

Investment Advisory and Administrative Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Option Absolute Return Strategy Fund (now Parametric Absolute Return Fund), and Eaton Vance Management dated August 9, 2010 filed as Exhibit (d)(15) to Post-Effective Amendment No. 108 filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

(j)

Investment Sub-Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Option Absolute Return Strategy Fund (now Parametric Absolute Return Fund), and Parametric Risk Advisors LLC dated August 9, 2010 filed as Exhibit (d)(16) to Post-Effective Amendment No. 108 filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

(k)

Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Small-Cap Fund, and Boston Management and Research dated April 30, 2012 filed as Exhibit (d)(17) to Post-Effective Amendment No. 121 filed April 26, 2012 (Accession No. 0000940394-12-000429) and incorporated herein by reference.

(l)

Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Special Equities Fund, and Boston Management and Research dated April 30, 2012 filed as Exhibit (d)(18) to Post-Effective Amendment No. 121 filed April 26, 2012 (Accession No. 0000940394-12-000429) and incorporated herein by reference.

(m)

Investment Advisory and Administrative Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Bond Fund, and Eaton Vance Management dated January 31, 2013 filed as Exhibit (d)(14) to Post-Effective Amendment No. 126 filed January 29, 2013 (Accession No. 0000940394-13-000205) and incorporated herein by reference.

(n)

Form of Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Multi-Sector Income Fund, and Eaton Vance Management dated ________, 2014 filed as Exhibit (d)(14) to Post-Effective Amendment No. 144 filed August 19, 2014 (Accession No. 0000940394-14-001187) and incorporated herein by reference.

(7)	(a)	(i)

Master Distribution Agreement effective as of May 1, 2014 between each Trust identified on Schedule A on behalf of each of its series listed on Schedule A, and Eaton Vance Distributors, Inc. filed as Exhibit (e)(1) to Post-Effective Amendment No. 139 filed April 28, 2014 (Accession No. 0000940394-14-000655) and incorporated herein by reference.

(ii)

Amended Schedule A dated September 2, 2014 to the Amended and Restated Master Distribution Agreement effective as of May 1, 2014 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 168 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed August 20, 2014 (Accession No. 0000940394-14-001199) and incorporated herein by reference.

(b)

Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-000430) and incorporated herein by reference.

(8)

The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees.  See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(9)	(a)

Amended and Restated Master Custodian Agreement between Eaton Vance Funds and State Street Bank & Trust Company dated September 1, 2013 filed as Exhibit (g)(1) to Post-Effective Amendment No. 211 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

(b)

Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(2) to Post-Effective Amendment No. 108 filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

(c)

Amendment Number 1 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(3) to Post-Effective Amendment No. 39 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 29, 2012 (Accession No. 0000940394-12-000641) and incorporated herein by reference.

(d)

Amendment dated September 1, 2013 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(4) to Post-Effective Amendment No. 211 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

(10)	(a)	(i)

Master Distribution Plan for Class A, Advisers Class and Investor Class shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

(ii)

Amended Schedule A dated September 2, 2014 to Master Distribution Plan for Class A, Advisers Class and Investor Class shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 168 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed August 20, 2014 (Accession No. 0000940394-14-001199) and incorporated herein by reference.

(b)

Master Distribution Plan for Class B shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(2) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

	(c)	(i)

Master Distribution Plan for Class C shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(3) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

(ii)

Amended Schedule A dated September 2, 2014 to Master Distribution Plan for Class C shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 168 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed August 20, 2014 (Accession No. 0000940394-14-001199) and incorporated herein by reference.

(d)

Master Distribution Plan for Class R shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(4) to Post-Effective Amendment No. 204 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed May 30, 2013 (Accession No. 0000940394-13-000762) and incorporated herein by reference.

	(e)	(i)

Amended and Restated Multiple Class Plan for Eaton Vance Funds dated March 17, 2014 filed as Exhibit (n) to Post-Effective Amendment No. 139 filed April 28, 2014 (Accession No. 0000940394-14-000655) and incorporated herein by reference.

(ii)

Amended Schedule A dated September 2, 2014 to the Amended and Restated Multiple Class Plan for Eaton Vance Funds dated March 17, 2014 filed as Exhibit (n)(1)(b) to Post-Effective Amendment No. 168 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed August 20, 2014 (Accession No. 0000940394-14-001199) and incorporated herein by reference.

(11)		Opinion and Consent of Counsel as to legality of securities being registered by Registrant filed herewith.
(12)		Opinion of Willkie Farr & Gallagher LLP regarding certain tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus – to be filed by amendment.
(13)	(a)	(i)

Amended and Restated Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Appendix A) and Eaton Vance Management dated June 11, 2012 filed as Exhibit (h)(3) to Post-Effective Amendment No. 123 filed September 27, 2012 (Accession No. 0000940394-12-000998) and incorporated herein by reference.

(ii)

Amendment dated August 10, 2014 to the Amended and Restated Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Appendix A) and Eaton Vance Management dated June 11, 2012 filed herewith.

	(b)	(i)

Transfer Agency and Shareholder Services Agreement effective September 1, 2011 filed as Exhibit (h)(4) to Post-Effective Amendment No. 121 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

(ii)

Amendment dated January 1, 2014 to Transfer Agency and Shareholder Services Agreement effective September 1, 2011 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 159 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed January 27, 2014 (Accession No. 0000940394-14-000132) and incorporated herein by reference.

(c)

Sub-Transfer Agency Support Services Agreement effective January 1, 2014 between BNY Mellon Investment Servicing (US) Inc. and Eaton Vance Management filed as Exhibit (h)(3) to Post-Effective Amendment No. 159 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed January 27, 2014 (Accession No. 0000940394-14-000132) and incorporated herein by reference.

	(d)	(i)

Expense Waivers/Reimbursements Agreement between Eaton Vance Management and each of the entities (on behalf of certain of their series) listed on Schedule A dated October 31, 2012 filed as Exhibit (h)(4) to Post-Effective Amendment No. 63 of Eaton Vance Investment Trust (File Nos. 033-01121, 811-04443) filed July 26, 2013 (Accession No. 0000940394-13-000938) and incorporated herein by reference.

(ii)

Amended Schedule A dated September 15, 2014 to the Expense Waivers/Reimbursements Agreement dated October 31, 2012 filed as Exhibit (h)(5)(b) to Post-Effective Amendment No. 27 of Eaton Vance Variable Trust (File Nos. 333-44010, 811-10067) filed September 15, 2014 (Accession No. 0000940394-14-001281) and incorporated herein by reference.

(14)		Consent of Independent Registered Public Accounting Firm regarding financial statements of Eaton Vance Multi-Cap Growth Fund and Eaton Vance Large-Cap Growth Fund filed herewith.
(15)		Omitted Financial Statements – not applicable
(16)

Power of Attorney for N-14 for Eaton Vance Special Investment Trust dated August 11, 2014 filed as Exhibit (q) to Post-Effective Amendment No. 144 filed August 19, 2014 (Accession No. 0000940394-14-001187) and incorporated herein by reference.

(17)	(a)	(i)	Prospectus dated January 1, 2014, as supplemented, of Eaton Vance Multi-Cap Growth Fund filed herewith.
		(ii)	Statement of Additional Information dated January 1, 2014, as supplemented, of Eaton Vance Multi-Cap Growth Fund filed herewith.

	(iii)	Prospectus dated May 1, 2014, as revised July 1, 2014, as supplemented of Eaton Vance Large-Cap Growth Fund filed herewith.
	(iv)	Statement of Additional Information dated May 1, 2014, as revised July 1, 2014, as supplemented, of Eaton Vance Large-Cap Growth Fund filed herewith.
(b)	(i)	Eaton Vance Multi-Cap Growth Fund Semiannual Report to Shareholders for the period ended February 28, 2014 filed herewith.
	(ii)	Eaton Vance Multi-Cap Growth Fund Annual Report to Shareholders for the fiscal year ended August 31, 2013 filed herewith.
	(iii)	Eaton Vance Large-Cap Growth Fund Semiannual Report to Shareholders for the period ended June 30, 2014 filed herewith.
	(iv)	Eaton Vance Large-Cap Growth Fund Annual Report to Shareholders for the fiscal year ended December 31, 2013 filed herewith.
(c)	Form of Proxy Card filed herewith.

Item 17.

Undertakings.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees to file by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of Boston, and the Commonwealth of Massachusetts, on the 30th day of September, 2014.

EATON VANCE SPECIAL INVESTMENT TRUST

/s/ Payson F. Swaffield

Payson F. Swaffield

President

Pursuant to the requirements of Section 6(a) of the 1933 Act, this Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date
/s/ Payson F. Swaffield
Payson F. Swaffield	President (Chief Executive Officer)	September 30, 2014
/s/ James F. Kirchner	Treasurer (Principal Financial
James F. Kirchner	and Accounting Officer)	September 30, 2014
Scott E. Eston*
Scott E. Eston	Trustee	September 30, 2014
Thomas E. Faust Jr.*
Thomas E. Faust Jr.	Trustee	September 30, 2014
Cynthia E. Frost*
Cynthia E. Frost	Trustee	September 30, 2014
George J. Gorman*
George J. Gorman	Trustee	September 30, 2014
Valerie A. Mosley*
Valerie A. Mosley	Trustee	September 30, 2014
William H. Park*
William H. Park	Trustee	September 30, 2014
Ronald A. Pearlman*
Ronald A. Pearlman	Trustee	September 30, 2014
Helen Frame Peters*
Helen Frame Peters	Trustee	September 30, 2014
Harriett Tee Taggart*
Harriett Tee Taggart	Trustee	September 30, 2014
Ralph F. Verni*
Ralph F. Verni	Trustee	September 30, 2014

* By: /s/ Maureen A. Gemma
Maureen A. Gemma (As Attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as a part of this Registration Statement:

Exhibit Number

Description

(11)			Opinion and Consent of Counsel as to legality of securities being registered by Registrant
(13)	(a)	(ii)

Amendment dated August 10, 2014 to the Amended and Restated Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Appendix A) and Eaton Vance Management dated June 11, 2012

(14)			Consent of Independent Registered Public Accounting Firm regarding financial statements of Eaton Vance Multi-Cap Growth Fund and Eaton Vance Large-Cap Growth Fund
(17)	(a)	(i)	Prospectus dated January 1, 2014, as supplemented, of Eaton Vance Multi-Cap Growth Fund
		(ii)	Statement of Additional Information dated January 1, 2014, as supplemented, of Eaton Vance Multi-Cap Growth Fund
		(iii)	Prospectus dated May 1, 2014, as revised July 1, 2014, as supplemented, of Eaton Vance Large-Cap Growth Fund
		(iv)	Statement of Additional Information dated May 1, 2014, as revised July 1, 2014, as supplemented, of Eaton Vance Large-Cap Growth Fund
	(b)	(i)	Eaton Vance Multi-Cap Growth Fund Semiannual Report to Shareholders for the period ended February 28, 2014
		(ii)	Eaton Vance Multi-Cap Growth Fund Annual Report to Shareholders for the fiscal year ended August 31, 2013
		(iii)	Eaton Vance Large-Cap Growth Fund Semiannual Report to Shareholders for the period ended June 30, 2014
		(iv)	Eaton Vance Large-Cap Growth Fund Annual Report to Shareholders for the fiscal year ended December 31, 2013
	(c)		Form of Proxy Card